UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 21.9%
CHEMICALS - 0.3%
3,961,915	Vertellus Specialties, Inc. New Term Loan B 10.50%, 10/31/2019	2,936,769

ENERGY - 2.0%
1,466,478	Arch Coal, Inc. Term Loan B 6.25%, 05/16/2018	661,139
10,344,624	Azure Midstream Energy LLC Term Loan 7.50%, 11/15/2018	6,155,052
13,166,952	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/12/2021	8,997,439
31,516,671	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	5,026,909

		20,840,539

FINANCIAL - 0.3%
3,000,000	Maxim Crane Works LP Second Lien Term Loan 10.25%, 11/26/2018	2,970,000

HEALTHCARE - 0.7%
147,571	Akorn, Inc. Term Loan B 6.00%, 04/16/2021	144,620
6,000,000	HLS Therapeutics, Inc. Term Loan 10.00%, 08/03/2021 (b)	5,847,204
1,489,061	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	1,414,608

		7,406,432

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
INDUSTRIALS - 0.2%
2,005,394	Builders FirstSource, Inc. 6.00%, 07/31/2022	1,987,846

METALS & MINERALS - 0.1%
2,977,157	Fairmount Minerals, Ltd. Tranche B-2 Term Loan 4.50%, 09/05/2019	1,485,602

SERVICE - 0.2%
1,725,179	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	1,535,409

TELECOMMUNICATIONS - 3.7%
38,506,568	TerreStar Corporation Term Loan A 02/27/2020 (b)(c)	38,352,541

TRANSPORTATION - 0.1%
1,500,000	Quality Distribution, Inc. 9.50%, 07/20/2023	1,428,750

UTILITY - 14.3%
1,000,000	Granite Acquisition Inc. Second Lien Term Loan 8.25%, 12/19/2022	780,000
471,039,553	Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan 4.73%, 10/10/2017 (d)	147,670,900

		148,450,900

	Total U.S. Senior Loans (Cost $397,632,316)	227,394,788

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Senior Loans (a)(e) - 5.7%
ENERGY - 0.8%
1,930,695	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 6.00%, 03/31/2021	784,345
11,134,124	Drillships Ocean Ventures Inc. Tranche B-1 Term Loan 5.50%, 07/25/2021	5,316,544
5,670,547	Seadrill Partners Finco LLC Additional Initial Term Loan 4.00%, 02/21/2021 (d)	2,391,071

		8,491,960

HEALTHCARE - 0.3%
3,758,898	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	3,354,816

INFORMATION TECHNOLOGY - 0.5%
7,000,000	SkillSoft Corp. Second Lien Term Loan 9.25%, 04/28/2022	4,672,500

MANUFACTURING - 0.1%
675,862	Doncasters US Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	652,207
65,635	Term Loan B 4.50%, 04/09/2020	63,830

		716,037

MEDIA & TELECOMMUNICATIONS - 1.2%
7,265,128	Getty Images, Inc. Initial Term Loan 4.75%, 10/18/2019 (d)	4,613,357
10,928,571	iHeartCommunications, Inc. Tranche D Term Loan 7.17%, 01/30/2019	7,689,069

		12,302,426

Principal Amount ($)		Value ($)
Non-U.S. Senior Loans (continued)
RETAIL - 0.8%
1,180,672	Toys ‘R’ Us Property Co. I LLC New Term Loan B 6.00%, 08/21/2019	1,046,861
10,590,893	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	7,704,927

		8,751,788

SERVICE - 1.8%
25,297,537	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020 (d)	18,930,906

TELECOMMUNICATIONS - 0.2%
3,072,547	Avaya, Inc. 6.25%, 05/29/2020 (d)	2,155,899

	Total Non-U.S. Senior Loans (Cost $71,553,562)	59,376,332

Non-U.S. Asset-Backed Securities (e)(f)(g) - 18.0%
	Acis CLO, Ltd.
4,000,000	Series 2013-2A, Class E 5.25%, 10/14/2022 (r)	3,540,000
6,000,000	Series 2014-3A, Class D 3.45%, 02/01/2026 (r)	4,948,950
6,750,000	Series 2014-4A, Class D 3.43%, 05/01/2026 (r)	5,248,125
4,000,000	Series 2014-4A, Class F 5.48%, 05/01/2026 (r)	2,110,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
12,000,000	Series 2014-5A, Class D 4.67%, 11/01/2026 (r)	10,350,000
3,075,000	AIMCO CLO Series 2015-AA, Class F 8.83%, 01/15/2028	2,659,875
	Allegro CLO II, Ltd.
2,700,000	Series 2014-1A, Class E 7.07%, 01/21/2027	2,110,590
800,000	Series 2014-1A, Class D 6.12%, 01/21/2027	669,120
	Anchorage Capital CLO, Ltd.
3,500,000	Series 2015-7A, Class E 5.40%, 10/15/2027	2,800,000
2,000,000	Series 2014-5A, Class F 6.22%, 10/15/2026	1,385,000
3,000,000	Series 2014-5A, Class E 5.32%, 10/15/2026	2,430,000
3,000,000	Apidos CLO XXI Series 2015-21A, Class E 6.73%, 07/18/2027	2,209,500
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 7.22%, 04/18/2027	1,790,000
1,000,000	Avoca Clo XIV, Ltd. Series 14A, Class D 3.61%, 07/12/2028	1,072,721
1,250,000	Betony CLO, Ltd. Series 2015-1A, Class E 5.67%, 04/15/2027	962,500
1,400,000	Cathedral Lake CLO, Ltd. Series 2015-2A, Class D 3.93%, 07/15/2027	1,214,500
1,000,000	Cent CLO, Ltd. Series 2014-22A, Class E 6.74%, 11/07/2026	674,200
1,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.07%, 04/13/2025	730,000

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
1,000,000	CIFC Funding IV, Ltd. Series 2014-4A, Class F 5.92%, 10/17/2026	625,000
	Eastland CLO, Ltd.
3,192,677	Series 2007-1A, Class D 3.93%, 05/01/2022 (r)	2,718,165
12,010,000	Series 2007-1A, Class C 1.83%, 05/01/2022 (r)	10,223,152
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 6.82%, 01/15/2027	1,044,480
	Flagship CLO VIII, Ltd.
2,000,000	Series 2014-8A, Class F 6.17%, 01/16/2026	1,210,000
4,000,000	Series 2014-8A, Class E 5.52%, 01/16/2026	2,720,000
1,500,000	Series 2014-8A, Class D 4.02%, 01/16/2026	1,290,000
1,500,000	Franklin CLO V, Ltd. Series 5A, Class D 2.16%, 06/15/2018	1,466,250
500,000	Galaxy XVII CLO, Ltd. Series 2014-17A, Class E 4.97%, 07/15/2026	337,100
7,200,000	Grayson CLO, Ltd. Series 2006-1A, Class C 1.88%, 11/01/2021 (r)	6,286,896
2,250,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.47%, 10/22/2025	1,338,750
1,962,500	Highbridge Loan Management, Ltd. Series 2015-5A, Class E 5.67%, 01/29/2026	1,589,625

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
	Highland Park CDO, Ltd.
2,000,000	Series 2006-1A, Class A2 0.79%, 11/25/2051 (r)	1,400,000
286,244	Series 2006-1A, Class A1 0.72%, 11/25/2051 (r)	272,886
602,684	Katonah IX CLO, Ltd. Series 2006-9A, Class B2L 3.82%, 01/25/2019	592,137
7,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.12%, 05/20/2027	5,390,000
1,705,187	Lenox CDO, Ltd. Series 2005-1A, Class A1S 1.32%, 11/14/2043	1,645,506
1,500,000	Magnetite XIV, Ltd. Series 2015-14A, Class F 6.82%, 07/18/2028	1,155,000
3,200,000	Marathon CLO VI, Ltd. Series 2014-A, Class D 5.41%, 05/13/2025	2,240,000
1,000,000	Marea CLO, Ltd. Series 2012-1A, Class ER 6.07%, 10/15/2023	907,300
1,500,000	Mountain Hawk CLO, Ltd. Series 2013-2A, Class E 5.09%, 07/22/2024	995,850
5,000,000	Mountain View CLO II, Ltd. Series 2006-2A, Class E 4.07%, 01/12/2021	4,593,125
2,000,000	Mountain View CLO X, Ltd. Series 2015-10A, Class F 6.78%, 10/13/2027	1,430,000
3,720,000	Neptuno CLO II BV Series 2007-2A, Class D 4.05%, 01/16/2023	3,768,132
2,000,000	OZLM XII, Ltd. Series 2015-12A, Class D 5.72%, 04/30/2027	1,568,200

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 1.72%, 04/18/2021	917,000
2,000,000	Recette CLO LLC Series 2015-1A, Class F 7.87%, 10/20/2027	1,552,000
4,620,339	Red River CLO, Ltd. Series 1A, Class E 4.08%, 07/27/2018 (r)	4,334,456
6,500,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.33%, 08/01/2024 (r)	5,651,100
2,000,000	Saranac CLO III, Ltd. Series 2014-3A, Class E 5.74%, 06/22/2025	1,385,000
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.52%, 10/15/2026	1,012,284
2,450,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D 7.19%, 10/30/2026	2,012,920
3,805,154	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B2L 4.91%, 02/27/2021	3,457,934
3,774,031	Stratford CLO, Ltd. Series 2007-1A, Class E 4.33%, 11/01/2021 (r)	3,387,381
	THL Credit Wind River CLO, Ltd.
1,500,000	Series 2014-1A, Class E 5.27%, 04/18/2026	1,242,750
2,000,000	Series 2014-3A, Class E 5.92%, 01/22/2027	1,680,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
4,000,000	Series 2014-2A, Class E 5.57%, 07/15/2026	3,164,000
1,000,000	Series 2014-2A, Class D 4.22%, 07/15/2026	907,000
500,000	TICP CLO III, Ltd. Series 2014-3A, Class E1 5.87%, 01/20/2027	400,000
1,000,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 5.82%, 07/24/2024	595,000
2,000,000	Vibrant CLO, Ltd. Series 2015-3A, Class D 5.29%, 04/20/2026	1,586,680
1,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.37%, 01/16/2027	735,000
	Westchester CLO, Ltd.
9,377,206	Series 2007-1A, Class E 4.63%, 08/01/2022 (r)	8,465,554
6,750,000	Series 2007-1A, Class D 2.68%, 08/01/2022 (r)	6,153,300
32,673,000	Series 2007-1A, Class C 1.18%, 08/01/2022 (r)	29,634,738
	Zais CLO, Ltd.
700,000	Series 2014-2A, Class E 6.82%, 07/25/2026	490,490
4,000,000	Series 2014-2A, Class D 5.77%, 07/25/2026	3,081,600
1,500,000	Ziggurat CLO I, Ltd. Series 2014-1A, Class F 6.32%, 10/17/2026	1,147,650

	Total Non-U.S. Asset-Backed Securities (Cost $206,169,584)	186,706,472

Principal Amount ($)		Value ($)
U.S. Corporate Bonds & Notes - 6.1%
AUTOMOBILES & COMPONENTS - 0.6%
	DPH Holdings Corp.
75,000,000	7.13%, 05/01/2029 (h)	1,875,000
25,000,000	6.55%, 06/15/2006 (h)	625,000
30,000,000	6.50%, 08/15/2013 (h)	750,000
5,000,000	Men’s Wearhouse, Inc. (The) 7.00%, 07/01/2022 (i)	3,600,000

		6,850,000

CHEMICALS - 1.7%
	Momentive Performance Materials, Inc.
28,996,500	4.69%, 04/24/2022 (i)	14,498,250
4,978,000	3.88%, 10/24/2021 (i)	3,459,710

		17,957,960

CONSUMER SERVICES - 0.5%
5,999,600	Guitar Center, Inc. 6.50%, 04/15/2019 (f)(i)	5,069,662

ENERGY - 0.3%
290	American Energy-Permian Basin LLC 7.38%, 11/01/2021 (f)	114
1,826,000	Chesapeake Energy Corp. 8.00%, 12/15/2022 (f)	903,870
3,000,000	Halcon Resources Corp. 8.63%, 02/01/2020 (d)(f)(j)	2,081,250

		2,985,234

GAMING & LEISURE - 1.4%
19,844,000	Scientific Games International, Inc. 10.00%, 12/01/2022 (d)(i)	14,188,460

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Corporate Bonds & Notes (continued)
TELECOMMUNICATION SERVICES - 0.4%
5,000,000	Sprint Corp. 7.88%, 09/15/2023	3,767,500

UTILITIES (h) – 1.2%
51,140,000	Texas Competitive Electric Holdings Co., LLC	3,579,800
75,094,000	Texas Competitive Electric Holdings Co., LLC	5,256,580
9,346,000	Texas Competitive Electric Holdings Co., LLC	654,220
3,000,000	Texas Competitive Electric Holdings Co., LLC (f)	1,005,000
25,000,000	Texas Competitive Electric Holdings Co., LLC	1,625,000

		12,120,600

	Total U.S. Corporate Bonds & Notes (Cost $97,460,730)	62,939,416

Non-U.S. Corporate Bonds & Notes (e) - 3.2%
BROADCASTING - 0.5%
20,281,251	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021 (j)	5,628,047

CHEMICALS - 0.1%
2,000,000	Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	775,000

CONSUMER SERVICES - 0.1%
3,000,000	Chinos Intermediate Holdings A, Inc. PIK 7.75%, 05/01/2019 (f)	765,000

ENERGY - 1.8%
3,000,000	MEG Energy Corp. 6.50%, 03/15/2021 (f)(i)	2,115,000
37,283,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (f)(j)	16,218,105

		18,333,105

HEALTHCARE EQUIPMENT & SERVICES - 0.4%
6,875,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (f)(i)	4,726,563

Principal Amount ($)		Value ($)
Non-U.S. Corporate Bonds & Notes (continued)
TELECOMMUNICATION SERVICES - 0.3%
9,500,000	Avaya, Inc. 10.50%, 03/01/2021 (f)	3,277,500

	Total Non-U.S. Corporate Bonds & Notes (Cost $62,745,292)	33,505,215

Non-U.S. Government Bonds (e) - 21.8%
62,500,000	Argentine Republic Government International Bond (h)(j)	39,250,000
37,855,066	Argentine Republic Government International Bond (h)	42,681,587
86,926,504	Argentine Republic Government International Bond (h)	100,400,112
	Brazil Letras do Tesouro Nacional
40,600,000	0.00%, 01/01/2017 (k)	8,866,917
106,190,000	0.00%, 10/01/2017 (k)	20,588,473
7,975,000	Brazil Letras Financeiras do Tesouro 0.00%, 09/01/2021 (g)	14,928,246

	Total Non-U.S. Government Bonds (Cost $180,247,928)	226,715,335

Shares
U.S. Equity - 38.9%
BANKS - 0.5%
76,920	CIT Group, Inc. (i)	3,053,724
102,131	Hilltop Holdings, Inc. (i)(l)	1,962,958

		5,016,682

CAPITAL GOODS - 0.1%
2,500	EMCOR Group, Inc.	120,100
1,500	Northrop Grumman Corp.	283,215

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Shares		Value ($)
U.S. Equity (continued)
CAPITAL GOODS (continued)
8,000	Owens Corning (j)	376,240

		779,555

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,500	Exponent, Inc.	124,875

CONSUMER SERVICES - 3.2%
1,883,173	K12, Inc. (i)(l)	16,571,922
270,225	MPM Holdings, Inc (d)(l)	2,769,803
268,288	SeaWorld Entertainment, Inc. (i)	5,282,591
80,000	Service Corp. International (i)	2,081,600
276,034	Sotheby’s (i)	7,110,636

		33,816,552

ENERGY - 0.6%
69,782	Anadarko Petroleum Corp. (i)	3,390,010
20,000	Pioneer Natural Resources Co. (i)	2,507,600

		5,897,610

FOOD, BEVERAGE & TOBACCO - 0.3%
2,000	JM Smucker Co. (The)	246,680
35,400	Kraft Heinz Co. (The) (d)(i)	2,575,704

		2,822,384

HEALTHCARE EQUIPMENT & SERVICES - 7.3%
158,775	Brookdale Senior Living, Inc. (i)(l)	2,930,986
135,000	Kindred Healthcare, Inc. (i)	1,607,850
1,392,658	Patterson Cos., Inc. (i)	62,962,068
222,232	Tenet Healthcare Corp. (i)(l)	6,733,630
30,000	VCA, Inc. (i)(l)	1,650,000

		75,884,534

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
2,500	Kimberly-Clark Corp.	318,250

INSURANCE - 0.3%
83,585	FNF Group (i)	2,897,892
10,000	Progressive Corp. (The) (j)	318,000

		3,215,892

Shares		Value ($)
U.S. Equity (continued)
MATERIALS - 0.5%
1,500	Minerals Technologies, Inc. (j)	68,790
460,259	MPM Holdings, Inc. (i)(j)(l)	4,717,655

		4,786,445

MEDIA - 0.1%
1,570,000	Cumulus Media, Inc., Class A (i)(l)	518,257
16,800	Tribune Co., Class A (i)	568,008

		1,086,265

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
117,900	Otonomy, Inc. (i)(l)	3,271,725

REAL ESTATE - 0.9%
1,000	Simon Property Group, Inc., REIT	194,440
884,749	Spirit Realty Capital, Inc., REIT (i)	8,865,185

		9,059,625

RETAILING - 0.8%
3,050	Amazon.com, Inc. (i)(l)	2,061,465
24,162	Dollar General Corp. (d)(i)	1,736,523
115,782	Outerwall, Inc. (i)(j)	4,230,674
3,000	Pool Corp. (j)	242,340

		8,271,002

SOFTWARE & SERVICES - 13.0%
19,105	CommVault Systems, Inc. (i)(l)	751,782

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Shares		Value ($)
U.S. Equity (continued)
SOFTWARE & SERVICES (continued)
8,990	Microsoft Corp. (i)(j)	498,765
1,641,265	Salesforce.com, Inc. (i)(j)(l)	128,675,176
105,150	Teradata Corp. (i)(l)	2,778,063
31,400	Visa, Inc., Class A (i)	2,435,070

		135,138,856

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
90,250	NetApp, Inc. (i)	2,394,332

TELECOMMUNICATION SERVICES - 8.9%
306,550	TerreStar Corporation (b)(c)(l)(m)	92,443,218

TRANSPORTATION - 0.1%
13,112	American Airlines Group, Inc. (i)	555,293

UTILITIES - 1.8%
15,000	NiSource, Inc.	292,650
1,534,650	NRG Energy, Inc. (i)	18,062,830
3,500	WGL Holdings, Inc. (j)	220,465

		18,575,945

	Total U.S. Equity (Cost $475,645,242)	403,459,040

Non-U.S. Equity (e) - 8.5%
CAPITAL GOODS - 0.0%
10,000	Masco Corp.	283,000

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
25,000	ACCO Brands Corp. (j)(l)	178,250
15,000	CBIZ, Inc. (l)	147,900

		326,150

CONSUMER DURABLES & APPAREL - 0.2%
47,500	Michael Kors Holdings, Ltd. (i)(l)	1,902,850

Shares		Value ($)
Non-U.S. Equity (continued)
CONSUMER SERVICES - 0.1%
13,755	Norwegian Cruise Line Holdings, Ltd. (d)(l)	806,043

DIVERSIFIED FINANCIALS - 0.6%
76,750	American Express Co. (i)	5,337,963
3,000	CME Group, Inc. (j)	271,800
1,000	Intercontinental Exchange, Inc.	256,260

		5,866,023

ENERGY - 1.3%
3,282,549	DryShips, Inc. (i)(l)	570,835
6,526,114	Ocean Rig UDW, Inc. (i)	10,637,566
848,886	Overseas Shipholding Group, Inc., Class A (f)(i)(l)	2,402,347
2,500	Phillips 66	204,500

		13,815,248

HEALTHCARE EQUIPMENT & SERVICES - 2.1%
86,200	Boston Scientific Corp. (i)(l)	1,589,528
1,500	Cigna Corp.	219,495
4,000	DENTSPLY International, Inc.	243,400
39,284	Edwards Lifesciences Corp. (i)(l)	3,102,650
250,000	HLS Therapeutics, Inc. (b)(l)	2,242,500
5,000	Hologic, Inc. (j)(l)	193,450
248,096	LDR Holding Corp. (i)(l)	6,229,691
921,059	Neovasc, Inc. (i)(l)	4,144,765
30,000	NuVasive, Inc. (i)(l)	1,623,300
29,400	Sysmex Corp.	1,913,646

		21,502,425

INSURANCE - 0.0%
2,000	ACE, Ltd. (j)	233,700

MATERIALS - 0.3%
4,000	Avery Dennison Corp. (j)	250,640

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Equity (continued)
MATERIALS (continued)
15,000	Huntsman Corp. (i)	170,550
25,100	Vulcan Materials Co. (i)	2,383,747

		2,804,937

MEDIA - 0.3%
77,945	Loral Space & Communications, Inc. (i)(l)	3,173,141

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
6,200	Allergan PLC (d)(i)(l)	1,937,500
1,500	Eli Lilly & Co. (i)	126,390
3,980	Eurofins Scientific	1,391,510
50,000	Portola Pharmaceuticals, Inc. (i)(l)	2,572,500

		6,027,900

REAL ESTATE - 0.0%
1,000	Equinix, Inc., REIT	302,400

RETAILING - 0.6%
67,286	Burlington Stores, Inc. (i)(l)	2,886,569
334,900	Staples, Inc. (i)	3,171,503

		6,058,072

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
20,904	NXP Semiconductor NV (i)(l)	1,761,162
3,000	SunPower Corp. (j)(l)	90,030
5,000	Texas Instruments, Inc. (j)	274,050

		2,125,242

SOFTWARE & SERVICES - 1.3%
5,778	Alphabet, Inc., Class C (i)(l)	4,384,809
62,854	CDK Global, Inc. (i)	2,983,679
34,819	Facebook, Inc., Class A (i)(l)	3,644,157
32,750	IAC/InterActiveCorp (i)	1,966,637
186,387	Leju Holdings, Ltd. ADR (i)	1,066,134

		14,045,416

TELECOMMUNICATION SERVICES - 0.9%
178,256	Softbank Corp.	9,096,917

	Total Non-U.S. Equity (Cost $148,579,904)	88,369,464

Shares		Value ($)
U.S. Exchange-Traded Funds (c)(i) - 3.7%
495,000	Highland HFR Equity Hedge ETF (l)	9,392,625
495,000	Highland HFR Event-Driven ETF	8,783,775
495,000	Highland HFR Global ETF	9,325,800
343,198	Highland/iBoxx Senior Loan ETF	6,194,724
170,340	ProShares UltraShort Nasdaq Biotechnology, ETF (l)	4,890,461

	Total U.S. Exchange-Traded Funds (Cost $41,384,313)	38,587,385

Non-U.S. Exchange-Traded Funds (e)(i) - 5.5%
125,000	Deutsche X-trackers Harvest CSI 300 China A-Shares, ETF (j)	3,498,750
833,775	iShares China Large-Cap, ETF	29,423,920
200,000	iShares MSCI Hong Kong, ETF	3,964,000
445,650	iShares MSCI India, ETF	12,273,201
197,800	Market Vectors China AMC SME-ChiNext, ETF (j)(l)	8,167,162

	Total Non-U.S. Exchange-Traded Funds (Cost $64,556,679)	57,327,033

U.S. Master Limited Partnerships - 18.9%
Energy - 18.9%
839,800	Boardwalk Pipeline Partners LP (i)	10,900,604
1,215,640	Energy Transfer Equity LP (i)	16,702,894
600,000	Energy Transfer Partners LP (i)	20,238,000
1,081,875	Enterprise Products Partners LP (i)	27,674,362
3,462,904	Highland Energy MLP Fund (c)	16,310,280
729,264	MPLX LP (i)	28,681,953
2,506,528	Plains GP Holdings LP, Class A (i)	23,686,690
248,500	SemGroup Corp., Class A (i)	7,171,710

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Shares		Value ($)
U.S. Master Limited Partnerships (continued)
Energy (continued)
581,626	Targa Resources Corp. (i)	15,738,800
306,250	Western Gas Equity Partners LP (i)	11,113,812
705,914	Williams Cos., Inc. (The) (i)	18,141,990

		196,361,095

	Total U.S. Master Limited Partnerships (Cost $313,695,619)	196,361,095

Non-U.S. Master Limited Partnerships (e)(i) - 0.7%
ENERGY - 0.7%
239,250	Dynagas LNG Partners LP	2,320,725
122,932	Shell Midstream Partners LP	5,104,137

		7,424,862

	Total Non-U.S. Master Limited Partnerships (Cost $8,455,506)	7,424,862

Units
U.S. Warrants (l) - 0.1%
ENERGY - 0.1%
6,705,000	Kinder Morgan, Inc., expires 05/25/2017 (i)	402,970

HEALTHCARE EQUIPMENT & SERVICES - 0.0%
37,751	HLS Therapeutics, Inc. expires 08/20/2020 (b)(d)	118,161

	Total U.S. Warrants (Cost $9,071,445)	521,131

Contracts
U.S. Purchased Call Options (n) - 0.5%
20,000	American Airlines Group, Inc., Strike price $40.00, expires 01/15/2016	5,500,000

	Total U.S. Purchased Call Options (Cost $10,450,800)	5,500,000

Non-U.S. Purchased Call Options (e)(n) - 0.0%
11,175	American Express Co., Strike price $75.00, expires 01/15/2016	33,525
27,250	Corning, Inc., Strike price $22.00, expires 01/15/2016	81,750
10,000	Marvell Technology Group, Ltd., Strike price $15.00, expires 01/15/2016	10,000

	Total Non-U.S. Purchased Call Options (Cost $11,765,573)	125,275

Shares		Value ($)
U.S. Registered Investment Companies (o) - 2.6%
26,301,320	State Street Navigator Prime Securities Lending Portfolio	26,301,320

	Total U.S. Registered Investment Companies (Cost $26,301,320)	26,301,320

Non-U.S. Investment Companies (c)(e) - 0.3%
10,000	BB Votorantim Highland Infrastructure LLC	3,036,631

	Total Non-U.S. Investment Companies (Cost $4,571,783)	3,036,631

U.S. Cash Equivalents - 0.2%
2,314,827	State Street Institutional Liquid Reserves Fund	2,314,827

	Total U.S. Cash Equivalents (Cost $2,314,827)	2,314,827

Total Investments - 156.6% (Cost $2,132,602,423)		1,625,965,621

Securities Sold Short (p) - (16.7)%

Principal Amount ($)
U.S. Corporate Bonds & Notes - (0.2)%
CONSUMER SERVICES - (0.2)%
(2,000,000)	Ally Financial, Inc. 4.63%, 03/30/2025	(1,980,000)

	Total U.S. Corporate Bonds & Notes (Proceeds $1,921,016)	(1,980,000)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Corporate Bonds & Notes (e) - (0.6)%
CONSUMER SERVICES - (0.2)%
(2,000,000)	Fiat Chrysler Automobiles NV 5.25%, 04/15/2023	(1,975,000)

SOFTWARE & SERVICES - (0.4)%
(5,000,000)	Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	(4,814,065)

	Total Non-U.S. Corporate Bonds & Notes (Proceeds $6,686,995)	(6,789,065)

Non-U.S. Government Bonds (e)(h) - 0.0%
(4)	Argentine Republic Government International Bond	(4)

	Total Non-U.S. Government Bonds (Proceeds $4)	(4)

Shares
U.S. Equity (q) - (1.6)%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.3)%
58,720	Medivation, Inc.	(2,838,525)

SOFTWARE & SERVICES - (1.3)%
317,000	Pandora Media, Inc.	(4,250,970)
75,000	Zillow Group, Inc., Class A	(1,953,000)
311,000	Zillow Group, Inc., Class C	(7,302,280)

	Total Software & Services (Proceeds $15,425,240)	(13,506,250)

	Total U.S. Equity (Proceeds $18,449,687)	(16,344,775)

Shares		Value ($)
Non-U.S. Equity (e) - (10.0)%
CAPITAL GOODS - (0.4)%
10,800	Danaher Corp.	(1,003,104)
13,835	TransDigm Group, Inc. (q)	(3,160,606)

	Total Capital Goods (Proceeds $4,004,204)	(4,163,710)

ENERGY - (0.3)%
93,550	Cheniere Energy, Inc. (q)	(3,484,737)

HEALTHCARE EQUIPMENT & SERVICES - (5.0)%
658,350	Boston Scientific Corp. (q)	(12,139,974)
13,550	Medtronic PLC	(1,042,266)
195,455	Stryker Corp.	(18,165,588)
199,000	Zimmer Holdings, Inc.	(20,415,410)

	Total Healthcare Equipment & Services (Proceeds $49,728,248)	(51,763,238)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (4.3)%
19,375	Alexion Pharmaceuticals, Inc. (q)	(3,695,781)
47,075	Alkermes PLC (q)	(3,736,814)
48,430	Amgen, Inc.	(7,861,642)
32,500	Atara Biotherapeutics, Inc. (q)	(858,325)
17,275	Biogen Idec, Inc. (q)	(5,292,196)
30,000	Concordia Healthcare Corp.	(1,221,078)
24,350	Eli Lilly & Co.	(2,051,731)
17,200	Endo International PLC (q)	(1,052,984)
66,500	Ionis Pharmaceuticals, Inc. (q)	(4,118,345)
24,240	Jazz Pharmaceuticals PLC (q)	(3,407,174)
14,500	Mallinckrodt PLC (q)	(1,082,135)
24,250	Ophthotech Corp. (q)	(1,904,353)
81,000	TG Therapeutics, Inc. (q)	(966,330)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Equity (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
54,600	Vertex Pharmaceuticals, Inc. (q)	(6,870,318)

	Total Pharmaceuticals, Biotechnology & Life Sciences (Proceeds $39,170,822)	(44,119,206)

	Total Non-U.S. Equity (Proceeds $97,889,086)	(103,530,891)

U.S. Exchange-Traded Funds - (4.3)%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (4.3)%
68,650	iShares Nasdaq Biotechnology, ETF	(23,226,355)
306,750	SPDR S&P Biotech, ETF	(21,497,040)

		(44,723,395)

	Total U.S. Exchange-Traded Funds (Proceeds $46,461,103)	(44,723,395)

	Total Securities Sold Short (Proceeds $171,407,891)	(173,368,130)

Other Assets & Liabilities, Net - (39.9)%		(414,007,777)

Net Assets - 100.0%		1,038,589,714

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $139,003,624, or 13.4% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2015.
(c)	Affiliated issuer. Assets with a total aggregate market value of $188,730,055, or 18.2% of net assets, were affiliated with the Fund as of December 31, 2015.
(d)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(e)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $225,270,883 or 21.7% of net assets.
(g)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2015.
(h)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(i)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $704,903,826.
(j)	Securities (or a portion of securities) on loan. As of December 31, 2015, the market value of securities loaned was $25,825,979. The loaned securities were secured with cash and securities collateral of $26,542,851. Collateral is calculated based on prior day’s prices.
(k)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(l)	Non-income producing security.
(m)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(n)	Options are shown at market value.
(o)	Represents investments of cash collateral received in connection with securities lending.
(p)	As of December 31, 2015, $177,755,669 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(q)	No dividend payable on security sold short.
(r)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.

Glossary:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind
PLC	Public Limited Company

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Global Allocation Fund

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, brokered by Goldman Sachs, for which $10,959,388 was pledged as collateral, open at December 31, 2015:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
Euro FX Futures	March 2016	2,639	$359,101,925	$(2,251,977)

Written options contracts outstanding as of December 31, 2015 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
American Airlines Group, Inc.	$40.00	January 2016	5,950	$23,800,000	$2,201,221	$(232,050)
American Express Co.	$75.00	January 2016	11,175	83,812,500	4,584,012	(6,190,950)
Corning, Inc.	$22.00	January 2016	27,082	59,580,400	5,037,370	(9,830,766)
Marvell Technology Group, Ltd.	$15.00	January 2016	9,699	14,548,500	1,565,030	(5,989,133)

Total Written Options Contracts					$13,387,633	$(22,242,899)

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks - 99.5%
BANKS - 13.3%
6,115	JPMorgan Chase & Co.	403,773
2,800	PNC Financial Services Group, Inc.	266,868
6,198	U.S. Bancorp	264,469
7,321	Wells Fargo & Co.	397,970

		1,333,080

CAPITAL GOODS - 5.5%
13,006	General Electric Co. (a)	405,137
1,426	Hubbell, Inc. (a)	144,083

		549,220

CONSUMER SERVICES - 4.0%
3,376	McDonald’s Corp.	398,841

ENERGY - 14.5%
4,385	Chevron Corp.	394,474
5,628	ConocoPhillips (a)	262,771
8,841	Royal Dutch Shell PLC, ADR (a)	407,040
5,440	Schlumberger, Ltd.	379,440

		1,443,725

FOOD, BEVERAGE & TOBACCO - 12.0%
3,675	Diageo PLC, ADR	400,832
4,023	PepsiCo, Inc.	401,978
9,218	Unilever NV	399,324

		1,202,134

HEALTHCARE EQUIPMENT & SERVICES - 4.0%
9,012	Abbott Laboratories	404,729

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
3,360	Procter & Gamble Co. (The)	266,817

INSURANCE - 2.7%
6,550	Arthur J. Gallagher & Co.	268,157

Shares		Value ($)
Common Stocks (continued)
MATERIALS - 6.7%
2,999	LyondellBasell Industries NV, Class A (a)	260,613
2,175	Packaging Corp. of America (a)	137,134
3,330	Sonoco Products Co. (a)	136,097
4,412	Worthington Industries, Inc. (a)	132,978

		666,822

MEDIA - 2.7%
5,750	CBS Corp., Class B	270,997

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
3,863	Johnson & Johnson	396,807
4,646	Novartis AG, ADR	399,742

		796,549

RETAILING - 2.7%
2,015	Home Depot, Inc. (The)	266,484

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
4,759	Analog Devices, Inc.	263,268
8,544	Microchip Technology, Inc. (a)	397,638

		660,906

SOFTWARE & SERVICES - 4.0%
7,508	Paychex, Inc. (a)	397,098

TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
3,710	Western Digital Corp. (a)	222,785

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks (continued)
TELECOMMUNICATION SERVICES - 1.3%
2,881	Verizon Communications, Inc. (a)	133,160

TRANSPORTATION - 3.9%
4,018	United Parcel Service, Inc., Class B (a)	386,652

UTILITIES - 2.7%
3,401	ITC Holdings Corp. (a)	133,489
2,841	Southern Co. (The) (a)	132,931

		266,420

	Total Common Stocks (Cost $9,941,314)	9,934,576

Registered Investment Companies (b) - 24.9%
2,481,680	State Street Navigator Prime Securities Lending Portfolio	2,481,680

	Total Registered Investment Companies (Cost $2,481,680)	2,481,680

Cash Equivalents - 0.2%
22,147	State Street Institutional Liquid Reserves Fund	22,147

	Total Cash Equivalents (Cost $22,147)	22,147

Total Investments - 124.6%
(Cost $12,445,141)		12,438,403

Other Assets & Liabilities, Net - (24.6)%		(2,456,418)

Net Assets - 100.0%		9,981,985

(a)	Securities (or a portion of securities) on loan. As of December 31, 2015, the market value of securities loaned was $2,583,680. The loaned securities were secured with cash and securities collateral of $2,669,880. Collateral is calculated based on prior day’s prices.
(b)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks - 97.9%
CAPITAL GOODS - 1.9%
70,459	United Rentals, Inc. (a)	5,111,096

CONSUMER SERVICES - 1.0%
58,481	Las Vegas Sands Corp.	2,563,807

DIVERSIFIED FINANCIALS - 12.2%
253,653	Charles Schwab Corp. (The)	8,352,793
95,120	CME Group, Inc.	8,617,872
84,551	McGraw Hill Financial, Inc.	8,335,038
104,984	State Street Corp.	6,966,738

		32,272,441

ENERGY - 2.2%
83,142	Schlumberger, Ltd.	5,799,154

FOOD, BEVERAGE & TOBACCO - 3.3%
85,960	PepsiCo, Inc.	8,589,123

HEALTHCARE EQUIPMENT & SERVICES - 8.4%
169,102	Abbott Laboratories	7,594,371
34,525	Cooper Cos., Inc. (The)	4,633,255
128,235	Medtronic PLC	9,863,836

		22,091,462

MATERIALS - 2.8%
73,982	Monsanto Co.	7,288,707

MEDIA - 10.8%
155,010	Comcast Corp., Class A (b)	8,747,214
221,946	Liberty Global PLC, Series C (a)	9,048,739
915,968	Sirius XM Holdings, Inc. (a)(b)	3,727,990
67,641	Walt Disney Co. (The)	7,107,716

		28,631,659

Shares		Value ($)
Common Stocks (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.4%
39,457	Alexion Pharmaceuticals, Inc. (a)	7,526,423
38,048	Allergan PLC (a)	11,890,000
60,595	Amgen, Inc.	9,836,386
62,004	Gilead Sciences, Inc.	6,274,185

		35,526,994

REAL ESTATE - 3.2%
88,074	American Tower Corp., REIT	8,538,774

RETAILING - 7.7%
17,826	Amazon.com, Inc. (a)	12,048,415
109,212	Lowe’s Cos., Inc.	8,304,481

		20,352,896

SOFTWARE & SERVICES - 23.4%
17,615	Alphabet, Inc., Class C (a)	13,367,671
52,140	Baidu, Inc., ADR (a)	9,856,546
207,854	eBay, Inc. (a)	5,711,828
59,890	Facebook, Inc., Class A (a)	6,268,087
63,413	Intuit, Inc.	6,119,355
16,910	LinkedIn Corp., Class A (a)	3,806,103
126,826	PayPal Holdings, Inc. (a)	4,591,101
155,010	Visa, Inc., Class A (b)	12,021,025

		61,741,716

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
105,689	Apple, Inc. (c)	11,124,824
126,826	QUALCOMM, Inc.	6,339,398

		17,464,222

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks (continued)
TRANSPORTATION - 1.0%
28,184	United Parcel Service, Inc., Class B	2,712,146

	Total Common Stocks (Cost $180,925,990)	258,684,197

Registered Investment Companies (d) - 5.6%
14,833,657	State Street Navigator Prime Securities Lending Portfolio	14,833,657

	Total Registered Investment Companies (Cost $14,833,657)	14,833,657

Cash Equivalents - 4.8%
12,767,401	State Street Institutional Liquid Reserves Fund	12,767,401

	Total Cash Equivalents (Cost $12,767,401)	12,767,401

Total Investments - 108.3%
(Cost $208,527,048)		286,285,255

Other Assets & Liabilities, Net - (8.3)%		(21,987,255)

Net Assets - 100.0%		264,298,000

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of December 31, 2015, the market value of securities loaned was $14,357,569. The loaned securities were secured with cash collateral of $14,833,657. Collateral is calculated based on prior day’s prices.
(c)	All or part of this security is pledged as collateral for futures contracts. The market value of the securities pledged as collateral was $269,000.
(d)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, at December 31, 2015:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
S&P 500 E-Mini Index	March 2016	16	$1,628,320	$23,024

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks - 94.5%
BANKS - 5.2%
6,887	Iberiabank Corp. (a)	379,267
16,775	PrivateBancorp, Inc. (a)	688,109
4,915	SVB Financial Group (b)	584,394
634	Westamerica Bancorp. (a)	29,640

		1,681,410

CAPITAL GOODS - 5.1%
21,756	Luxfer Holdings PLC, ADR	214,079
19,497	Mueller Industries, Inc.	528,369
5,711	Teledyne Technologies, Inc. (a)(b)	506,566
8,410	Woodward, Inc. (a)	417,640

		1,666,654

COMMERCIAL & PROFESSIONAL SERVICES - 5.5%
22,912	Healthcare Services Group, Inc. (a)	798,941
21,108	Resources Connection, Inc.	344,905
29,166	West Corp.	629,111

		1,772,957

CONSUMER DURABLES & APPAREL - 3.3%
697	Deckers Outdoor Corp. (a)(b)	32,898
18,117	Jarden Corp. (b)	1,034,843

		1,067,741

CONSUMER SERVICES - 15.5%
41,340	ClubCorp Holdings, Inc. (a)	755,282
379	Cracker Barrel Old Country Store, Inc. (a)	48,068
25,773	Dave & Buster’s Entertainment, Inc. (b)	1,075,765
11,172	J Alexander’s Holdings, Inc. (a)(b)	121,998
31,149	K12, Inc. (a)(b)	274,111
55,127	SeaWorld Entertainment, Inc. (a)	1,085,451
34,412	Sonic Corp. (a)	1,111,852
15,286	Texas Roadhouse, Inc. (a)	546,780

		5,019,307

Shares		Value ($)
Common Stocks (continued)
DIVERSIFIED FINANCIALS - 5.7%
64,683	FNFV Group (a)(b)	726,390
847	Greenhill & Co., Inc. (a)	24,233
19,093	Raymond James Financial, Inc.	1,106,821

		1,857,444

ENERGY - 2.8%
3,400	Dril-Quip, Inc. (b)	201,382
9,775	Forum Energy Technologies, Inc. (a)(b)	121,797
8,599	Oil States International, Inc. (b)	234,323
16,624	Sanchez Energy Corp. (a)(b)	71,649
13,177	SM Energy Co. (a)	259,060

		888,211

FOOD & STAPLES RETAILING - 1.5%
23,028	SpartanNash Co.	498,326

HEALTHCARE EQUIPMENT & SERVICES - 8.7%
8,115	Air Methods Corp. (a)(b)	340,262
10,000	HMS Holdings Corp. (b)	123,400
23,102	LDR Holding Corp. (a)(b)	580,091
16,445	MEDNAX, Inc. (a)(b)	1,178,449
6,992	Molina Healthcare, Inc. (a)(b)	420,429
10,000	Teladoc, Inc. (a)(b)	179,600

		2,822,231

MATERIALS - 6.2%
4,360	Balchem Corp. (a)	265,088

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)
MATERIALS (continued)
21,347	Commercial Metals Co. (a)	292,241
16,009	PolyOne Corp.	508,446
6,335	Quaker Chemical Corp.	489,442
6,966	Sensient Technologies Corp.	437,604

		1,992,821

MEDIA - 0.1%
768	John Wiley & Sons, Inc., Class A	34,583

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
20,485	Bruker Corp. (a)(b)	497,171
6,229	ICON PLC (a)(b)	483,993
56,500	ProQR Therapeutics NV (a)(b)	490,420

		1,471,584

REAL ESTATE - 0.1%
1,087	RLJ Lodging Trust, REIT	23,512

RETAILING - 5.1%
5,814	Group 1 Automotive, Inc.	440,120
31,439	LKQ Corp. (a)(b)	931,537
4,200	Monro Muffler Brake, Inc. (a)	278,124

		1,649,781

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
22,796	Microsemi Corp. (a)(b)	742,922
20,875	Semtech Corp. (a)(b)	394,955

		1,137,877

SOFTWARE & SERVICES - 15.6%
19,323	Blackbaud, Inc. (a)	1,272,613
14,850	CoreLogic, Inc. (b)	502,821
12,308	Cornerstone OnDemand, Inc. (a)(b)	424,995
10,020	CSG Systems International, Inc. (a)	360,520
22,050	NIC, Inc. (a)	433,944
18,333	PTC, Inc. (b)	634,872
14,793	Solera Holdings, Inc.	811,100
9,116	SS&C Technologies Holdings, Inc. (a)	622,349

		5,063,214

Shares		Value ($)
Common Stocks (continued)
TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
1,542	Control4 Corp. (a)(b)	11,210
5,435	Zebra Technologies Corp., Class A (a)(b)	378,548

		389,758

TRANSPORTATION - 2.2%
12,278	Old Dominion Freight Line, Inc. (b)	725,261

UTILITIES - 2.7%
13,001	IDACORP, Inc. (a)	884,068

	Total Common Stocks (Cost $28,250,357)	30,646,740

Registered Investment Companies (c) - 28.1%
9,116,471	State Street Navigator Prime Securities Lending Portfolio	9,116,471

	Total Registered Investment Companies (Cost $9,116,471)	9,116,471

Cash Equivalents - 6.7%
2,180,314	State Street Institutional Liquid Reserves Fund	2,180,314

	Total Cash Equivalents (Cost $2,180,314)	2,180,314

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Small-Cap Equity Fund

Total Investments - 129.3% (Cost $39,547,142)	41,943,525

Other Assets & Liabilities, Net - (29.3)%	(9,502,786)

Net Assets - 100.0%	32,440,739

(a)	Securities (or a portion of securities) on loan. As of December 31, 2015, the market value of securities loaned was $9,073,673. The loaned securities were secured with cash and securities collateral of $9,377,356. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 5.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%

112,793	Federal National Mortgage Assoc. REMIC Series 2012-93, Class SW 5.68%, 09/25/2042 (a)(b)	18,159
7,999	Federal National Mortgage Assoc. STRIPS Series 354, Class 1 12/25/2034 (c)	7,431

	Total Agency Collateralized Mortgage Obligations (Cost $29,884)	25,590

AGENCY MORTGAGE-BACKED SECURITIES - 3.0%
94,012	Federal Home Loan Mortgage Corp. 5.00%, 06/01/2041	104,961
	Federal National Mortgage Assoc.
630,966	3.00%, 02/01/2043 - 06/01/2043 (d)	633,720
291,372	3.50%, 11/01/2042 - 02/01/2043 (d)	302,173
133,383	4.00%, 02/01/2044	141,827
295,269	4.50%, 02/01/2040 - 01/01/2041 (d)	319,696
138,573	5.00%, 06/01/2041	155,853
	Government National Mortgage Assoc.
189,664	3.00%, 04/20/2043 - 06/20/2043 (d)	193,040
200,644	3.50%, 05/20/2043	209,799
240,673	4.00%, 01/20/2041 - 04/20/2043 (d)	257,818
100,706	4.50%, 05/20/2040 - 03/20/2041 (d)	109,747

	Total Agency Mortgage-Backed Securities (Cost $2,392,476)	2,428,634

ASSET-BACKED SECURITIES - 0.0%
2	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 0.96%, 01/25/2034 (b)	2

	Total Asset-Backed Securities (Cost $3)	2

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES - 1.3%
BANKS - 0.1%
27,000	Bank of America Corp. 2.60%, 01/15/2019	27,108
44,000	U.S. Bancorp 3.44%, 02/01/2016	44,057

		71,165

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
31,000	ACCO Brands Corp. 6.75%, 04/30/2020 (e)	32,085

CONSUMER DURABLES & APPAREL - 0.0%
19,000	Lennar Corp. 4.50%, 11/15/2019 (e)	19,416

CONSUMER SERVICES - 0.0%
32,000	MGM Resorts International 5.25%, 03/31/2020 (e)	31,840

DIVERSIFIED FINANCIALS - 0.3%
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (e)(f)	150,282
	General Motors Financial Co., Inc.
19,000	3.00%, 09/25/2017	19,081
12,000	3.50%, 07/10/2019 (e)	12,050
13,000	Hyundai Capital America 2.13%, 10/02/2017 (f)	12,926

		194,339

ENERGY - 0.1%
16,000	Chesapeake Energy Corp. 3.25%, 03/15/2016 (e)	15,400
	Kinder Morgan, Inc.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
14,000	3.05%, 12/01/2019	12,969
42,000	5.63%, 11/15/2023 (f)	38,452

		66,821

FOOD & STAPLES RETAILING - 0.1%
43,000	Aramark Services, Inc. 5.75%, 03/15/2020	44,559

FOOD, BEVERAGE & TOBACCO - 0.0%
27,000	Constellation Brands, Inc. 7.25%, 09/01/2016	27,979

HEALTHCARE EQUIPMENT & SERVICES - 0.2%
44,000	HCA, Inc. 6.50%, 02/15/2020	48,048
9,000	Medtronic, Inc. 2.50%, 03/15/2020	9,069
	Tenet Healthcare Corp.
50,000	4.75%, 06/01/2020 (e)	50,500
30,000	6.00%, 10/01/2020	31,725

		139,342

INSURANCE - 0.0%
21,000	CNA Financial Corp. 5.88%, 08/15/2020	23,298

MEDIA - 0.0%
15,000	Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	14,768

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (f)	26,149
15,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)	14,550

		40,699

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
REAL ESTATE - 0.1%
49,000	American Tower Corp. 3.40%, 02/15/2019	50,301
30,000	Iron Mountain, Inc. 6.00%, 08/15/2023 (e)	31,162

		81,463

RETAILING - 0.0%
18,000	Glencore Funding LLC 2.50%, 01/15/2019 (f)	15,040

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019 (e)	15,865

TELECOMMUNICATION SERVICES - 0.2%
17,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	18,381
500,000	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	138,750

		157,131

UTILITIES - 0.0%
24,000	Dominion Resources, Inc. 1.95%, 08/15/2016 (e)	24,064

	Total Corporate Bonds & Notes (Cost $1,157,212)	999,874

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES - 0.6%
BANKS - 0.4%
200,000	Barclays Bank PLC 2.25%, 05/10/2017 (e)(f)	202,399
100,000	National Agricultural Cooperative Federation 4.25%, 01/28/2016 (f)	100,167

		302,566

CAPITAL GOODS - 0.1%
	Bombardier, Inc.
18,000	4.75%, 04/15/2019 (e)(f)	14,895
61,000	7.75%, 03/15/2020 (f)	49,562

		64,457

MEDIA - 0.0%
27,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (f)	27,068
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
23,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (e)(f)	22,908
UTILITIES - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019 (f)	63,743

	Total Foreign Corporate Bonds & Notes (Cost $495,726)	480,742

NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 0.6%
55,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	56,368
30,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	31,871

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
39,399	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Class AJ 5.46%, 02/15/2039 (b)	39,365
54,093	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, 06/12/2047	55,427
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C 4.89%, 01/15/2047 (b)	60,916
40,000	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	41,824
35,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	36,594
55,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (b)	55,931
30,000	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA 6.05%, 12/12/2049 (b)	31,494
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	42,389

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $469,905)	452,179

	Total Bonds & Notes (Cost $4,545,206)	4,387,021

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Total Return Fund

Shares
Domestic Equity - 52.8%
COMMON STOCKS - 52.4%
CONSUMER DURABLES & APPAREL - 1.4%
151,918	UCP, Inc., Class A (e)(g)	1,093,810

CONSUMER SERVICES - 2.8%
32,850	Wynn Resorts, Ltd. (e)	2,272,891

DIVERSIFIED FINANCIALS - 13.4%
14,537	American Express Co.	1,011,048
25,260	Bank of New York Mellon Corp. (The) (e)	1,041,217
6,880	Berkshire Hathaway, Inc., Class B (g)	908,435
55,600	Leucadia National Corp.	966,884
24,301	Oaktree Capital Group LLC	1,159,644
546,248	PICO Holdings, Inc. (e)(g)	5,637,280

		10,724,508

HEALTHCARE EQUIPMENT & SERVICES - 0.7%
4,375	Cooper Cos., Inc. (The) (e)	587,125

MATERIALS - 2.0%
16,030	Monsanto Co.	1,579,276

MEDIA - 7.4%
94,597	DreamWorks Animation SKG, Inc., Class A (e)(g)	2,437,765
62,120	Live Nation Entertainment, Inc. (e)(g)	1,526,288
71,660	Twenty-First Century Fox, Inc., Class A (e)	1,946,286

		5,910,339

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
7,950	Biogen, Inc. (g)	2,435,483
26,250	Merck & Co., Inc.	1,386,525
78,191	Pfizer, Inc.	2,524,005

		6,346,013

Shares
Domestic Equity (continued)
COMMON STOCKS (continued)
REAL ESTATE - 4.1%
19,580	Alexander & Baldwin, Inc. (e)	691,370
79,432	Great Ajax Corp., REIT (e)	962,716
25,300	Rexford Industrial Realty, Inc., REIT (e)	413,908
160,200	VEREIT, Inc., REIT (e)	1,268,784

		3,336,778

RETAILING - 2.4%
75,100	FTD Cos., Inc. (e)(g)	1,965,367

SOFTWARE & SERVICES - 4.9%
581	Alphabet, Inc., Class A (e)(g)	452,024
2,303	Alphabet, Inc., Class C (g)	1,747,701
29,372	Oracle Corp. (e)	1,072,959
28,030	Twitter, Inc. (e)(g)	648,614

		3,921,298

TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
28,369	QUALCOMM, Inc.	1,418,025

TELECOMMUNICATION SERVICES - 3.1%
45,885	Level 3 Communications, Inc. (g)	2,494,308

TRANSPORTATION - 0.5%
5,300	Kansas City Southern (e)	395,751

	Total Common Stocks (Cost $44,131,741)	42,045,489

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
PREFERRED STOCKS - 0.4%
DIVERSIFIED FINANCIALS - 0.4%
12,635	Ally Financial, Inc., Series A (b)	325,478

	Total Preferred Stocks (Cost $333,529)	325,478

	Total Domestic Equity (Cost $44,465,270)	42,370,967

Foreign Equity - 12.6%
COMMON STOCKS - 12.6%
CONSUMER DURABLES & APPAREL - 1.0%
8,300	adidas AG	810,654

FOOD, BEVERAGE & TOBACCO - 4.3%
50,000	Ambev SA, ADR	223,000
12,530	British American Tobacco PLC, ADR	1,383,939
17,675	Coca-Cola Amatil, Ltd., ADR	119,306
8,000	Diageo PLC	218,904
14,105	Diageo PLC, ADR	1,538,432

		3,483,581

MATERIALS - 1.0%
9,800	Syngenta AG, ADR	771,554

MEDIA - 2.3%
57,230	Lions Gate Entertainment Corp. (e)	1,853,680

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
7,131	GlaxoSmithKline PLC	144,308
41,500	Roche Holding AG, ADR (e)	1,430,505
24,808	Teva Pharmaceutical Industries, Ltd., ADR	1,628,397

		3,203,210

	Total Common Stocks (Cost $9,984,072)	10,122,679

	Total Foreign Equity (Cost $9,984,072)	10,122,679

REGISTERED INVESTMENT COMPANIES - 38.3%
89,965	AllianceBernstein Income Fund, Inc.	690,031
81,399	Ares Dynamic Credit Allocation Fund, Inc.	1,087,491
202,591	BlackRock Debt Strategies Fund, Inc.	682,732
170	BlackRock Taxable Municipal Bond Trust	3,567

Shares		Value ($)
Domestic Equity (continued)
PREFERRED STOCKS (continued)
REGISTERED INVESTMENT COMPANIES (continued)
179	CBRE Clarion Global Real Estate Income Fund	1,367
119,953	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	2,701,341
31,982	Diversified Real Asset Income Fund (e)	496,041
102,735	DoubleLine Income Solutions Fund	1,666,362
11	DoubleLine Opportunistic Credit Fund	278
62,769	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	1,437,410
20,000	Flaherty & Crumrine Preferred Income Opportunity Fund, Inc.	213,400
57	Nuveen Build America Bond Fund	1,145
77,124	Nuveen Global High Income Fund	1,059,684
226,743	PIMCO Corporate & Income Opportunity Fund	3,024,752
85,270	PIMCO Dynamic Credit Income Fund	1,537,418
16,134,328	State Street Navigator Prime Securities Lending Portfolio (h)	16,134,328

	Total Registered Investment Companies (Cost $31,888,543)	30,737,347

CASH EQUIVALENTS - 9.6%
7,679,006	State Street Institutional Liquid Reserves Fund	7,679,006

	Total Cash Equivalents (Cost $7,679,006)	7,679,006

Total Investments - 118.8% (Cost $98,562,097)		95,297,020

Other Assets & Liabilities, Net - (18.8)%		(15,100,477)

Net Assets - 100.0%		80,196,543

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Total Return Fund

(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2015.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Securities (or a portion of securities) on loan. As of December 31, 2015, the market value of securities loaned was $16,730,311. The loaned securities were secured with cash and securities collateral of $17,207,214. Collateral is calculated based on prior day’s prices.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $779,965 or 1.0% of net assets.
(g)	Non-income producing security.
(h)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund invested in the following countries as of December 31, 2015:

Country	Percentage (based on Total Investments)
United States	90.8%
United Kingdom	3.7%
Switzerland	2.3%
Israel	1.7%
Others (each less than 1.49%)	1.5%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Diversified Financials	11.6%	0.0%	11.6%
Pharmaceuticals, Biotechnology & Life Sciences	6.6%	3.4%	10.0%
Media	6.2%	1.9%	8.1%
Software & Services	4.1%	0.0%	4.1%
Food, Beverage & Tobacco	0.0%	3.7%	3.7%
Real Estate	3.5%	0.0%	3.5%
Telecommunication Services	2.6%	0.0%	2.6%
Materials	1.7%	0.8%	2.5%
Consumer Services	2.4%	0.0%	2.4%
Retailing	2.1%	0.0%	2.1%
Consumer Durables & Apparel	1.1%	0.9%	2.0%
Technology Hardware & Equipment	1.5%	0.0%	1.5%
Healthcare Equipment & Services	0.6%	0.0%	0.6%
Transportation	0.4%	0.0%	0.4%

			55.1%

Sector			Percentage (based on Total Investments)
Agency Mortgage-Backed Securities			2.5%
Corporate Bonds & Notes			1.1%
Other (each less than 1.0%)			1.0%

			4.60%

Other Instruments			Percentage (based on Total Investments)
Registered Investment Companies			32.2%
Cash Equivalents			8.1%

			100.0%

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes - 78.2%
ALASKA - 2.7%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	588,730

ARIZONA - 2.5%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	534,190

CALIFORNIA - 4.3%
500,000	California State Department of Water Resources 5.00%, 12/01/2021	603,520
18,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	20,157
250,000	State of California 5.25%, 04/01/2035	295,957

		919,634

COLORADO - 2.8%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	605,090

CONNECTICUT - 6.9%
500,000	State of Connecticut 5.00%, 01/01/2022	584,555
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	297,382
500,000	Town of Fairfield, CT 5.00%, 01/01/2021	588,505

		1,470,442

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
DISTRICT OF COLUMBIA - 2.7%
500,000	District of Columbia 5.00%, 04/01/2030 (a)	575,545

FLORIDA - 3.2%
350,000	City of Lakeland, FL 5.00%, 11/15/2033	397,957
250,000	City of Tampa, FL 5.00%, 10/01/2027	294,153

		692,110

GEORGIA - 8.5%
500,000	City of Atlanta Department of Aviation 5.00%, 01/01/2033	579,780
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/2030	675,700
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	558,755

		1,814,235

HAWAII - 2.7%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	585,555

ILLINOIS - 4.9%
500,000	City of Chicago, IL Motor Fuel Tax Insured: AGM 5.00%, 01/01/2031	530,380
460,000	Illinois Financing Authority 5.00%, 11/15/2027	516,327

		1,046,707

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
INDIANA - 2.6%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	556,330

KENTUCKY - 2.6%
500,000	Kentucky State Property & Building Commission Insured: AGC 5.25%, 02/01/2027	554,605

MAINE - 2.3%
425,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	493,642

MASSACHUSETTS - 2.8%
500,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	593,290

MISSOURI - 2.7%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	578,365

NEW JERSEY - 5.4%
35,000	Atlantic County Improvement Authority Insured: NATL-RE 7.40%, 07/01/2016	36,199
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	562,565
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	541,845
10,000	New Jersey State Turnpike Authority Insured: AMBAC-TCRS-BNY 6.50%, 01/01/2016	10,000

		1,150,609

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
NEW YORK - 3.1%
90,000	New York State Dormitory Authority 7.38%, 07/01/2016	93,086
500,000	New York State Urban Development Corp. 5.50%, 01/01/2019	564,295

		657,381

NORTH CAROLINA - 2.7%
500,000	City of Charlotte, NC 5.00%, 06/01/2023	577,285

OHIO - 2.6%
500,000	City of Cleveland, OH Airport System 5.00%, 01/01/2031	548,105

PENNSYLVANIA - 3.6%
190,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/2020	215,392
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	556,575

		771,967

SOUTH CAROLINA - 2.5%
500,000	Georgetown County School District, SC Insured: SCSDE 5.00%, 03/01/2018	542,930

TENNESSEE - 2.7%
500,000	County of Shelby, TN 5.00%, 03/01/2021	576,300

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
TEXAS - 1.4%
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	305,943

	Total Municipal Bonds & Notes (Cost $15,499,401)	16,738,990

Shares
Cash Equivalents - 17.3%
3,714,063	State Street Institutional Liquid Reserves Fund	3,714,063

	Total Cash Equivalents (Cost $3,714,063)	3,714,063

Total Investments - 95.5% (Cost $19,213,464)		20,453,053

Other Assets & Liabilities, Net - 4.5%		957,846

Net Assets - 100.0%		21,410,899

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2015.

Glossary:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina School State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 79.0%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.1%
180,222	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	192,900

	Total Agency Collateralized Mortgage Obligations (Cost $185,145)	192,900

AGENCY MORTGAGE-BACKED SECURITIES - 16.6%
	Federal Home Loan Mortgage Corp.
1,763,701	4.00%, 05/01/2044	1,875,510
297,299	5.00%, 06/01/2041	331,924
	Federal National Mortgage Assoc.
90,221	2.17%, 06/01/2033 (a)	94,623
4,883,712	3.00%, 02/01/2043 - 06/01/2043 (b)	4,905,304
2,153,777	3.50%, 11/01/2042 - 02/01/2043 (b)	2,234,043
2,702,836	4.00%, 01/01/2041 - 03/01/2044 (b)	2,875,241
4,191,409	4.50%, 10/01/2039 - 04/01/2041 (b)	4,537,808
438,212	5.00%, 06/01/2041	492,856
99,208	5.50%, 01/01/2039	110,801
	Government National Mortgage Assoc.
2,252,140	3.50%, 05/20/2043	2,354,905
2,441,763	4.00%, 01/20/2041 - 04/20/2043 (b)	2,616,501

	Total Agency Mortgage-Backed Securities (Cost $22,181,080)	22,429,516

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
ASSET-BACKED SECURITIES - 0.4%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (c)	324,630
150,000	Ford Credit Auto Owner Trust Series 2012-A, Class C 2.40%, 11/15/2017	150,884

	Total Asset-Backed Securities (Cost $482,217)	475,514

CORPORATE BONDS & NOTES - 31.7%
AUTOMOBILES & COMPONENTS - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	152,696

BANKS - 2.7%
	Bank of America Corp.
495,000	2.00%, 01/11/2018	494,612
128,000	4.10%, 07/24/2023	132,562
	Bank of America Corp., MTN
380,000	2.35%, 09/28/2020 (a)	388,550
311,000	4.00%, 04/01/2024	318,620
162,000	4.13%, 01/22/2024	167,607
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	485,531
250,000	People’s United Bank NA 4.00%, 07/15/2024	247,646
349,000	U.S. Bancorp 3.44%, 02/01/2016	349,453
884,000	Wells Fargo & Co. 5.90%, 06/15/2024 (a)(d)	893,945
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	232,454

		3,710,980

CAPITAL GOODS - 1.1%
750,000	Ares Capital Corp. 4.88%, 11/30/2018 (e)	781,410
96,000	Cargill, Inc. 6.00%, 11/27/2017 (c)	103,088
213,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (c)	179,985
228,000	Eaton Corp. 2.75%, 11/02/2022	220,962

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CAPITAL GOODS (continued)
206,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	211,925

		1,497,370

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	109,343
747,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (e)	733,067

		842,410

CONSUMER DURABLES & APPAREL - 0.6%
500,000	Lennar Corp. 4.75%, 12/15/2017	516,250
307,000	Mattel, Inc. 2.35%, 05/06/2019	304,641

		820,891

DIVERSIFIED FINANCIALS - 8.7%
750,000	Ally Financial, Inc. 2.75%, 01/30/2017	750,000
395,000	American Express Credit Corp., MTN 1.13%, 06/05/2017	393,261
	Citigroup, Inc.
217,000	1.75%, 05/01/2018	215,286
202,000	5.50%, 09/13/2025	219,685
750,000	5.88%, 03/27/2020 (a)(d)	745,313
150,000	CNH Industrial Capital LLC 3.38%, 07/15/2019 (e)	142,125
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (c)	150,282
	Ford Motor Credit Co. LLC
750,000	1.59%, 05/09/2016 (a)	751,085
200,000	5.88%, 08/02/2021	223,295
750,000	General Electric Capital Corp., MTN 0.62%, 05/13/2024 (a)	710,975
750,000	General Motors Financial Co., Inc. 1.00%, 04/10/2018 (a)	744,779

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
	Goldman Sachs Group, Inc. (The)
267,000	2.38%, 01/22/2018	269,441
311,000	2.63%, 01/31/2019	313,453
104,000	2.90%, 07/19/2018	106,098
247,000	4.00%, 03/03/2024	253,956
516,000	Goldman Sachs Group, Inc. (The), MTN 1.80%, 08/26/2020 (a)	516,319
219,000	Hyundai Capital America 2.13%, 10/02/2017 (c)	217,757
500,000	International Lease Finance Corp. 2.46%, 06/15/2016 (a)	500,000
296,000	JPMorgan Chase & Co. 5.00%, 07/01/2019 (a)(d)	281,570
	Morgan Stanley
208,000	2.13%, 04/25/2018	208,394
147,000	4.75%, 03/22/2017	152,310
224,000	4.88%, 11/01/2022	238,066
133,000	5.00%, 11/24/2025	141,462
	Morgan Stanley, MTN
500,000	1.57%, 01/16/2020 (a)	498,885
500,000	3.00%, 02/21/2020 (a)(f)	495,100
237,000	4.10%, 05/22/2023	239,797
750,000	Stifel Financial Corp. 3.50%, 12/01/2020 (e)	742,199
1,000,000	UBS AG 5.13%, 05/15/2024	1,012,500
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (c)	469,962

		11,703,355

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY - 1.7%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	83,052
	Chesapeake Energy Corp.
125,000	3.25%, 03/15/2016 (e)	120,312
500,000	3.57%, 04/15/2019 (a)	141,250
98,000	Continental Resources, Inc. 4.90%, 06/01/2044	59,263
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	211,229
73,000	Freeport-McMoran Oil & Gas LLC 6.50%, 11/15/2020	47,268
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	69,942
	Kinder Morgan Energy Partners LP
181,000	3.50%, 09/01/2023	150,313
205,000	4.30%, 05/01/2024	176,559
514,000	Linn Energy LLC 6.25%, 11/01/2019	87,380
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	85,440
146,000	Rowan Cos., Inc. 4.75%, 01/15/2024	103,983
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	111,000
214,000	Unit Corp. 6.63%, 05/15/2021	155,150
	Williams Cos., Inc. (The)
197,000	4.55%, 06/24/2024	137,054
99,000	5.75%, 06/24/2044	58,930
317,000	Williams Partners LP 5.25%, 03/15/2020	294,684
211,000	WPX Energy, Inc. 5.25%, 01/15/2017 (e)	198,340

		2,291,149

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOOD & STAPLES RETAILING - 0.2%
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	279,697

FOOD, BEVERAGE & TOBACCO - 0.7%
	Altria Group, Inc.
108,000	2.95%, 05/02/2023	105,245
108,000	4.50%, 05/02/2043	102,912
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	191,626
210,000	Constellation Brands, Inc. 7.25%, 09/01/2016	217,613
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	140,951
112,000	JBS USA LLC 5.88%, 07/15/2024 (c)	101,920
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	105,342

		965,609

HEALTHCARE EQUIPMENT & SERVICES - 0.5%
207,000	Anthem, Inc. 3.30%, 01/15/2023	201,479
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	392,995
114,000	HCA, Inc. 6.50%, 02/15/2020	124,488

		718,962

INSURANCE - 1.8%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (a)	122,555

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
INSURANCE (continued)
167,000	American International Group, Inc. 3.38%, 08/15/2020	171,885
750,000	Assured Guaranty US Holdings, Inc. 5.00%, 07/01/2024 (e)	780,516
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	226,081
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (c)	264,566
	Genworth Holdings, Inc.
103,000	4.80%, 02/15/2024 (e)	70,040
101,000	7.70%, 06/15/2020 (e)	95,445
500,000	8.63%, 12/15/2016	517,500
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (c)	224,908

		2,473,496

MATERIALS - 0.3%
257,000	Hexion, Inc. 6.63%, 04/15/2020	201,102
208,000	Huntsman International LLC 4.88%, 11/15/2020 (e)	190,840

		391,942

MEDIA - 1.6%
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (c)	185,269
103,000	Comcast Corp. 4.75%, 03/01/2044	107,239
	DIRECTV Holdings LLC
156,000	4.45%, 04/01/2024	160,495
336,000	5.15%, 03/15/2042	314,353
75,000	iHeartCommunications, Inc. 10.00%, 01/15/2018 (e)	28,875
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	240,584

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MEDIA (continued)
	Time Warner Cable, Inc.
750,000	5.85%, 05/01/2017	784,844
189,000	5.88%, 11/15/2040	179,677
168,000	Time Warner, Inc. 5.35%, 12/15/2043	168,363

		2,169,699

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
	AbbVie, Inc.
203,000	1.75%, 11/06/2017	202,697
143,000	2.00%, 11/06/2018	142,461
205,000	Celgene Corp. 3.63%, 05/15/2024	201,977
187,000	Endo Finance LLC & Endo Finco, Inc. 5.88%, 01/15/2023 (c)	184,195
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	214,304
97,000	Mylan, Inc. 5.40%, 11/29/2043	89,904
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	160,229
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (c)	120,280

		1,316,047

REAL ESTATE - 3.1%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	147,215
220,000	American Tower Corp., REIT 3.40%, 02/15/2019	225,840
750,000	CBRE Services, Inc. 5.00%, 03/15/2023	754,671
	Corporate Office Properties LP, REIT
139,000	3.60%, 05/15/2023	128,277

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
REAL ESTATE (continued)
750,000	5.25%, 02/15/2024	768,487
750,000	EPR Properties, REIT 5.75%, 08/15/2022	789,492
610,000	Hospitality Properties Trust, REIT 4.50%, 06/15/2023	607,892
164,000	National Retail Properties, Inc., REIT 3.90%, 06/15/2024	162,515
500,000	Potlatch Corp., REIT 7.50%, 11/01/2019	550,000

		4,134,389

RETAILING - 1.2%
	Bed Bath & Beyond, Inc.
98,000	3.75%, 08/01/2024 (e)	95,762
29,000	4.92%, 08/01/2034	25,948
750,000	Coach, Inc. 4.25%, 04/01/2025	713,980
	Glencore Funding LLC
311,000	2.50%, 01/15/2019 (c)	259,867
157,000	4.13%, 05/30/2023 (c)	115,962
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	119,219
227,000	Target Corp. 3.50%, 07/01/2024	235,811

		1,566,549

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	104,112

SOFTWARE & SERVICES - 0.9%
750,000	eBay, Inc. 2.20%, 08/01/2019	742,111

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
SOFTWARE & SERVICES (continued)
310,000	International Business Machines Corp. 3.63%, 02/12/2024	319,455
154,000	Oracle Corp. 3.63%, 07/15/2023	159,452

		1,221,018

TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
308,000	Apple, Inc. 2.85%, 05/06/2021	315,656
520,000	HP, Inc. 2.75%, 01/14/2019 (e)	520,061
750,000	Lexmark International, Inc. 5.13%, 03/15/2020	780,810
500,000	Motorola Solutions, Inc. 3.50%, 03/01/2023	439,298
230,000	Seagate HDD Cayman 4.75%, 01/01/2025	191,856

		2,247,681

TELECOMMUNICATION SERVICES - 1.6%
262,000	AT&T, Inc. 2.38%, 11/27/2018	263,968
96,000	Frontier Communications Corp. 7.13%, 03/15/2019 (e)	96,470
283,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	305,994
	L-3 Communications Corp.
139,000	1.50%, 05/28/2017	137,325
154,000	3.95%, 05/28/2024	146,543
119,000	Sprint Corp. 7.25%, 09/15/2021	90,107
	Verizon Communications, Inc.
494,000	1.35%, 06/09/2017	492,747
216,000	5.15%, 09/15/2023	237,835
150,000	6.55%, 09/15/2043	178,701

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES (continued)
215,000	Windstream Services LLC 6.38%, 08/01/2023	155,606

		2,105,296

TRANSPORTATION - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	242,554

UTILITIES - 1.3%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	104,932
276,000	Dominion Resources, Inc. 1.95%, 08/15/2016	276,737
146,000	Duke Energy Corp. 3.75%, 04/15/2024	148,182
215,000	Eversource Energy 1.45%, 05/01/2018	211,612
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	119,349
142,000	PacifiCorp 6.25%, 10/15/2037	175,989
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	130,402
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	310,500
259,000	Southern Co. (The) 2.45%, 09/01/2018	261,182

		1,738,885

	Total Corporate Bonds & Notes (Cost $44,473,595)	42,694,787

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES - 7.2%
BANKS - 1.9%
500,000	Bank of Nova Scotia (The), MTN 0.66%, 08/28/2019 (a)	501,421
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (c)	199,296
294,000	Commonwealth Bank of Australia 0.75%, 01/15/2016 (c)(e)	294,013
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (c)	197,105
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (c)	393,931
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (c)	249,306
441,000	Royal Bank of Canada 1.20%, 09/19/2017 (e)	439,100
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (c)	241,375

		2,515,547

CAPITAL GOODS - 0.7%
200,000	Ardagh Packaging Finance PLC 3.51%, 12/15/2019 (a)(c)(e)	196,000
750,000	BlackRock Capital Investment Corp. 5.50%, 02/15/2018	773,906

		969,906

DIVERSIFIED FINANCIALS - 0.9%
400,000	Credit Suisse AG 2.60%, 05/27/2016 (c)	402,160
304,000	Invesco Finance PLC 3.13%, 11/30/2022	299,973
500,000	Prospect Capital Corp. 5.50%, 08/15/2016	503,750

		1,205,883

ENERGY - 1.8%
	BP Capital Markets PLC

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
207,000	3.81%, 02/10/2024 (e)	207,106
108,000	1.38%, 05/10/2018	106,489
205,000	CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/2024	207,294
138,000	Nexen, Inc. 6.40%, 05/15/2037	154,685
	Petrobras Global Finance BV
493,000	2.46%, 01/15/2019 (a)	375,912
286,000	3.50%, 02/06/2017 (e)	268,125
201,000	5.38%, 01/27/2021	150,248
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	94,503
325,000	Shell International Finance BV 3.40%, 08/12/2023	323,664
	Statoil ASA
319,000	3.70%, 03/01/2024 (e)	323,758
106,000	4.80%, 11/08/2043	107,921
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042 (e)	66,856

		2,386,561

FOOD, BEVERAGE & TOBACCO - 0.1%
217,000	Diageo Capital PLC 1.13%, 04/29/2018	213,571
INSURANCE - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043	104,199
MATERIALS - 0.4%
205,000	Agrium, Inc. 4.90%, 06/01/2043	184,043
103,000	Kinross Gold Corp. 5.95%, 03/15/2024	68,495
	Teck Resources, Ltd.
192,000	3.75%, 02/01/2023 (e)	89,280
109,000	5.40%, 02/01/2043	46,325
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024	133,355

		521,498

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
MEDIA - 0.1%
208,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (c)	208,520
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
	Actavis Funding SCS
237,000	1.30%, 06/15/2017	234,830
197,000	3.85%, 06/15/2024	197,695
99,000	4.85%, 06/15/2044	98,327
213,000	Perrigo Co. PLC 2.30%, 11/08/2018	210,120
151,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (c)	150,396

		891,368

SOFTWARE & SERVICES - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019 (c)	110,923
TELECOMMUNICATION SERVICES - 0.4%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	320,728
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (c)	198,250

		518,978

	Total Foreign Corporate Bonds & Notes (Cost $10,137,948)	9,646,954

MUNICIPAL BONDS & NOTES - 3.1%
635,000	Comstock Park Public Schools 6.30%, 05/01/2026	700,799

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
MUNICIPAL BONDS & NOTES (continued)
	Industry Public Facilities Authority of California
750,000	5.04%, 01/01/2027	786,660
750,000	5.75%, 01/01/2024	757,297
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	715,450
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	307,862
300,000	San Francisco City & County Redevelopment Agency 8.26%, 08/01/2029	376,581
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	575,910

	Total Municipal Bonds & Notes (Cost $4,214,054)	4,220,559

NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 3.6%
	Banc of America Commercial Mortgage Trust
465,000	Series 2007-1, Class AMFX 5.48%, 01/15/2049 (a)	476,566
300,000	Series 2006-4, Class AM 5.68%, 07/10/2046	306,361
49,241	Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1, Class AJ 5.34%, 11/10/2042 (a)	49,187
	Bear Stearns Commercial Mortgage Securities Trust
110,000	Series 2006-T22, Class AJ 5.62%, 04/12/2038 (a)	110,756
230,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (a)	244,342
	Commercial Mortgage Pass-Through Certificates
120,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (a)	129,270
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (a)(c)	107,867
254,301	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Class AJ 5.46%, 02/15/2039 (a)	254,085

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
	GS Mortgage Securities Trust
108,396	Series 2011-GC5, Class A2 3.00%, 08/10/2044	108,966
205,000	Series 2014, Class C 3.79%, 01/10/2031 (c)	205,364
105,000	Series 2014-GC20, Class AS 4.26%, 04/10/2047	110,209
	JP Morgan Chase Commercial Mortgage Securities Trust
100,000	Series 2006-LDP8, Class AM 5.44%, 05/15/2045	101,783
198,343	Series 2007-CB18, Class A4 5.44%, 06/12/2047	203,234
	JPMBB Commercial Mortgage Securities Trust
100,000	Series 2014-C18, Class C 4.81%, 02/15/2047 (a)	100,459
153,000	Series 2013-C17, Class C 4.89%, 01/15/2047 (a)	155,336
	LB-UBS Commercial Mortgage Trust
250,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (c)	261,402
220,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (a)	230,016
300,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (a)	305,080
	Morgan Stanley Bank of America Merrill Lynch Trust
210,000	Series 2013-C10, Class AS 4.08%, 07/15/2046 (a)	220,337
191,000	Series 2013-C10, Class C 4.08%, 07/15/2046 (a)	186,805
	Morgan Stanley Capital I Trust
34,333	Series 2005-T17, Class AJ 4.84%, 12/13/2041 (a)	34,465
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (a)(c)	108,062

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
124,676	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (a)	124,606
230,000	Series 2007-IQ16, Class AMA 6.05%, 12/12/2049 (a)	241,452
	WF-RBS Commercial Mortgage Trust
115,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	122,046
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (a)	278,706
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (a)	147,426

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $5,061,240)	4,924,188

SOVEREIGN BONDS - 0.9%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025 (e)	161,250
226,000	Chile Government International Bond 3.63%, 10/30/2042	197,750
200,000	Colombia Government International Bond 2.63%, 03/15/2023	176,200
372,000	Korea Development Bank (The) 3.25%, 03/09/2016	373,517
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	191,835
133,000	Turkey Government International Bond 3.25%, 03/23/2023	122,181

	Total Sovereign Bonds (Cost $1,331,713)	1,222,733

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
U.S. GOVERNMENT AGENCIES - 15.4%
	Federal Farm Credit Bank
2,000,000	2.02%, 03/01/2021	1,991,674
1,000,000	3.04%, 06/17/2024	1,004,054
	Federal Home Loan Bank
2,000,000	1.00%, 10/28/2022 (g)	1,981,816
1,000,000	1.25%, 12/11/2020 (g)	1,001,381
1,425,000	1.25%, 06/30/2021 (g)	1,422,820
	Federal Home Loan Mortgage Corp., MTN
2,000,000	1.00%, 12/23/2020	1,996,844
2,000,000	1.25%, 09/30/2020 (g)	2,001,162
2,000,000	1.25%, 10/29/2020 (g)	1,978,458
2,000,000	1.25%, 12/14/2020 (g)	1,995,186
2,000,000	1.50%, 10/15/2020 (g)	1,993,100
1,425,000	1.50%, 11/25/2020 (g)	1,423,844
2,000,000	Federal National Mortgage Assoc. 1.38%, 10/29/2020 (g)	1,980,720

	Total U.S. Government Agencies (Cost $20,838,221)	20,771,059

	Total Bonds & Notes (Cost $108,905,213)	106,578,210

Shares
Domestic Equity - 4.0%
COMMON STOCKS - 1.9%
95,000	Gramercy Property Trust (e)	733,400
33,500	Rexford Industrial Realty, Inc., REIT (e)	548,060
158,000	VEREIT, Inc., REIT (e)	1,251,360

	Total Common Stocks (Cost $3,065,570)	2,532,820

PREFERRED STOCKS - 2.1%
BANKS - 1.7%
30,000	Countrywide Capital V (e)	768,900
22,109	First Republic Bank (e)	614,851
30,000	First Republic Bank, Series A (e)	779,400
6,572	Wells Fargo & Co.	171,546

		2,334,697

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Fixed Income Fund

Shares		Value ($)
Domestic Equity (continued)
PREFERRED STOCKS (continued)
DIVERSIFIED FINANCIALS - 0.2%
10,842	Ally Financial, Inc., Series A	279,290

REAL ESTATE - 0.2%
7,565	PS Business Parks, Inc., REIT, Series S	199,186

	Total Preferred Stocks (Cost $2,760,351)	2,813,173

	Total Domestic Equity (Cost $5,825,921)	5,345,993

Registered Investment Companies - 11.9%
65,587	BlackRock Build America Bond Trust	1,376,015
68,421	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,540,841
45,398	DoubleLine Income Solutions Fund	736,356
230	DoubleLine Opportunistic Credit Fund	5,821
9	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	206
45,183	Nuveen Build America Bond Fund	907,726
140,000	Nuveen Credit Strategies Income Fund	1,097,600
46,950	PCM Fund, Inc.	433,818
74,400	PIMCO Corporate & Income Opportunity Fund	992,496
79,000	PIMCO Dynamic Credit Income Fund	1,424,370
25,000	Pimco Dynamic Income Fund	684,000
6,229,048	State Street Navigator Prime Securities Lending Portfolio (h)	6,229,048
33,111	Templeton Emerging Markets Income Fund (e)	330,117
21,986	Western Asset Emerging Markets Debt Fund, Inc.	301,868

	Total Registered Investment Companies (Cost $17,020,133)	16,060,282

CASH EQUIVALENTS - 9.8%
13,180,363	State Street Institutional Liquid Reserves Fund	13,180,363

	Total Cash Equivalents (Cost $13,180,363)	13,180,363

Total Investments - 104.7% (Cost $144,931,630)		141,164,848

Other Assets & Liabilities, Net - (4.7)%		(6,303,025)

Net Assets - 100.0%		134,861,823

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2015.
(b)	Securities are grouped by coupon and represent a range of maturities.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $6,426,641 or 4.8% of net assets.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Securities (or a portion of securities) on loan. As of December 31, 2015, the market value of securities loaned was $6,308,727. The loaned securities were secured with cash and securities collateral of $6,476,713. Collateral is calculated based on prior day’s prices.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $495,100, or 0.4% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2015.
(g)	Step coupon bond. The interest rate shown reflects the rate in effect December 31, 2015 and will reset at a future date.
(h)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
MTN	Medium-Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Funds II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises eight portfolios (each a “Fund” and collectively the “Funds”) that were offered as of December 31, 2015: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Dividend Equity Fund (the “Dividend Equity Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP (Master Limited Partnership) Fund is reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), NASDAQ or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of each Fund’s portfolio securities as of each Fund’s period end that became available prior to the completion of this quarterly report that was not available at the time each Fund’s NAV as of its period end was published.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Funds II

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2015, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, preferred stocks, exchange-traded funds, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price is utilized to value the option.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Funds II

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the beginning of the period. A summary of the inputs used to value each Fund’s assets as of December 31, 2015 is as follows:

	Total value at December 31, 2015		Level 1 Quoted Price	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans	$		$—	$		$
Chemicals		2,936,769	—		2,936,769		—
Energy		20,840,539	—		20,840,539		—
Financial		2,970,000	—		2,970,000		—
Healthcare		7,406,432	—		1,559,228		5,847,204
Industrials		1,987,846	—		1,987,846		—
Metals & Minerals		1,485,602	—		1,485,602		—
Service		1,535,409	—		1,535,409		—
Telecommunications		38,352,541	—		—		38,352,541
Transportation		1,428,750	—		—		1,428,750
Utility		148,450,900	—		147,670,900		780,000
Non-U.S. Senior Loans
Energy		8,491,960	—		8,491,960		—
Healthcare		3,354,816	—		3,354,816		—
Information Technology		4,672,500	—		—		4,672,500
Manufacturing		716,037	—		63,830		652,207
Media & Telecommunications		12,302,426	—		12,302,426		—
Retail		8,751,788	—		7,704,927		1,046,861
Service		18,930,906	—		18,930,906		—
Telecommunications		2,155,899	—		2,155,899		—
Non-U.S. Asset-Backed Securities		186,706,472	—		186,706,472		—
U.S. Corporate Bonds & Notes
Automobiles & Components		6,850,000	—		6,850,000		—
Chemicals		17,957,960	—		17,957,960		—
Consumer Services		5,069,662	—		5,069,662		—
Energy		2,985,234	—		2,985,234		—
Gaming & Leisure		14,188,460	—		14,188,460		—
Telecommunication Services		3,767,500	—		3,767,500		—
Utilities		12,120,600	—		12,120,600		—
Non-U.S. Corporate Bonds & Notes
Broadcasting		5,628,047	—		5,628,047		—
Chemicals		775,000	—		775,000		—
Consumer Services		765,000	—		765,000		—
Energy		18,333,105	—		18,333,105		—
Healthcare Equipment & Services		4,726,563	—		4,726,563		—
Telecommunication Services		3,277,500	—		3,277,500		—
Non-U.S. Government Bonds		226,715,335	—		226,715,335		—
U.S. Equity
Banks		5,016,682	5,016,682		—		—
Capital Goods		779,555	779,555		—		—
Commercial & Professional Services		124,875	124,875		—		—
Consumer Services		33,816,552	31,046,749		—		2,769,803
Energy		5,897,610	5,897,610		—		—
Food, Beverage & Tobacco		2,822,384	2,822,384		—		—
Healthcare Equipment & Services		75,884,534	75,884,534		—		—
Household & Personal Products		318,250	318,250		—		—
Insurance		3,215,892	3,215,892		—		—
Materials		4,786,445	68,790		—		4,717,655
Media		1,086,265	1,086,265		—		—
Pharmaceuticals, Biotechnology & Life Sciences		3,271,725	3,271,725		—		—
Real Estate		9,059,625	9,059,625		—		—
Retailing		8,271,002	8,271,002		—		—
Software & Services		135,138,856	135,138,856		—		—
Technology Hardware & Equipment		2,394,332	2,394,332		—		—
Telecommunication Services		92,443,218	—		—		92,443,218
Transportation		555,293	555,293		—		—
Utilities		18,575,945	18,575,945		—		—
Non-U.S. Equity
Capital Goods		283,000	283,000		—		—
Commercial & Professional Services		326,150	326,150		—		—
Consumer Durables & Apparel		1,902,850	1,902,850		—		—
Consumer Services		806,043	806,043		—		—
Diversified Financials		5,866,023	5,866,023		—		—
Energy		13,815,248	13,815,248		—		—
Healthcare Equipment & Services		21,502,425	19,259,925		—		2,242,500
Insurance		233,700	233,700		—		—
Materials		2,804,937	2,804,937		—		—
Media		3,173,141	3,173,141		—		—
Pharmaceuticals, Biotechnology & Life Sciences		6,027,900	6,027,900		—		—
Real Estate		302,400	302,400		—		—
Retailing		6,058,072	6,058,072		—		—
Semiconductors & Semiconductor Equipment		2,125,242	2,125,242		—		—
Software & Services		14,045,416	14,045,416		—		—
Telecommunication Services		9,096,917	9,096,917		—		—
U.S. Exchange-Traded Funds		38,587,385	38,587,385		—		—
Non-U.S. Exchange-Traded Funds		57,327,033	57,327,033		—		—
U.S. Master Limited Partnerships		196,361,095	196,361,095		—		—
Non-U.S. Master Limited Partnerships		7,424,862	7,424,862		—		—
U.S. Warrants
Energy		402,970	402,970		—		—
Healthcare Equipment & Services		118,161	—		—		118,161
U.S. Purchased Call Options		5,500,000	5,500,000		—		—
Non-U.S. Purchased Call Options		125,275	125,275		—		—
U.S. Registered Investment Companies		26,301,320	26,301,320		—		—
Non-U.S. Investment Companies		3,036,631	—		—		3,036,631
U.S. Cash Equivalents		2,314,827	2,314,827		—		—

Total Assets		1,625,965,621	724,000,095		743,857,495		158,108,031

Liabilities
Short Sales
U.S. Corporate Bonds & Notes(1)		(1,980,000)	—		(1,980,000)		—
Non-U.S. Corporate Bonds & Notes(1)		(6,789,065)	—		(6,789,065)		—
Non-U.S. Government Bonds(1)		(4)	(4)		—		—
U.S. Equity(1)		(9,042,495)	(9,042,495)		—		—
Non-U.S. Equity(1)		(110,833,171)	(110,833,171)		—		—
U.S. Exchange-Traded Funds(1)		(44,723,395)	(44,723,395)		—		—
Other Financial Instruments
Futures(2)		(2,251,977)	(2,251,977)		—		—
Written Put Options Contracts		(22,242,899)	(22,242,899)		—		—

Total Liabilities		(197,863,006)	(189,093,941)		(8,769,065)		—

Total		$1,428,102,615	$534,906,154		$735,088,430		$158,108,031

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Funds II

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Dividend Equity Fund
Assets
Common Stocks(1)	9,934,576	9,934,576	—	—
Registered Investment Companies	2,481,680	2,481,680	—	—
Cash Equivalents	22,147	22,147	—	—

Total	$12,438,403	$12,438,403	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	258,684,197	258,684,197	—	—
Registered Investment Companies	14,833,657	14,833,657	—	—
Cash Equivalents	12,767,401	12,767,401	—	—
Other Financial Instruments
Equity Contracts – Futures(2)	23,024	23,024	—	—

Total	$286,308,279	$286,308,279	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	30,646,740	30,646,740	—	—
Registered Investment Companies	9,116,471	9,116,471	—	—
Cash Equivalents	2,180,314	2,180,314	—	—

Total	$41,943,525	$41,943,525	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Funds II

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$25,590	$—	$25,590	$—
Agency Mortgage-Backed Securities	2,428,634	—	2,428,634	—
Asset-Backed Securities	2	—	2	—
Corporate Bonds & Notes(1)	999,874	—	999,874	—
Foreign Corporate Bonds & Notes(1)	480,742	—	480,742	—
Non-Agency Collateralized Mortgage-Backed Securities	452,179	—	452,179	—
Domestic Equity			—	—
Common Stocks(1)	42,045,489	42,045,489	—	—
Preferred Stocks(1)	325,478	325,478	—	—
Foreign Equity			—	—
Common Stocks(1)	10,122,679	10,122,679	—	—
Registered Investment Companies	30,737,347	30,737,347	—	—
Cash Equivalents	7,679,006	7,679,006	—	—

Total	$95,297,020	$90,909,999	$4,387,021	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$16,738,990	$—	$16,738,990	$—
Cash Equivalents	3,714,063	—	3,714,063	—

Total	$20,453,053	$—	$20,453,053	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Funds II

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligation	$192,900	$—	$192,900	$—
Agency Mortgage-Backed Securities	22,429,516	—	22,429,516	—
Asset-Backed Securities	475,514	—	475,514	—
Corporate Bonds & Notes(1)	42,694,787	—	42,199,687	495,100
Foreign Corporate Bonds & Notes(1)	9,646,954	—	9,646,954	—
Municipal Bonds & Notes	4,220,559	—	4,220,559	—
Non-Agency Collateralized Mortgage-Backed Securities	4,924,188	—	4,924,188	—
Sovereign Bonds	1,222,733	—	1,222,733	—
U.S. Government Agencies	20,771,059	—	20,771,059	—
Domestic Equity
Common Stocks(1)	2,532,820	2,532,820	—	—
Preferred Stocks(1)	2,813,173	2,641,627	171,546	—
Registered Investment Companies	16,060,282	16,060,282	—	—
Cash Equivalents	13,180,363	13,180,363	—	—

Total	$141,164,848	$34,415,092	$106,254,656	$495,100

(1)	See Investment Portfolio detail for industry breakout.

The table below sets forth a summary of changes in the Global Allocation Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the quarter ended December 31, 2015.

		Balance as of September 30, 2015	Trans- fers into Level 3	Trans- fers Out of Level 3	Net Amor- tization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Pur- chases	Net (Sales)	Balance as of December 31, 2015	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
	Global Allocation Fund
	U.S. Senior Loans
	Chemicals	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Energy	—								—
	Gaming & Leisure	—			28,917	(297,050)	$268,133			—	—
	Healthcare	5,994,157					$(146,952)			5,847,205	(146,952)
	Media & Telecommunications	—								—	—
	Service	—								—	—
	Telecommunications	37,305,603			(1,629)		$(2,576)	1,051,143		38,352,541	(2,576)
	Transportation	—	1,432,500		2,393		$(6,143)			1,428,750	(6,143)
	Utility	—	933,750		317		$(154,067)			780,000	(154,067)
	Non-U.S. Senior Loans										—
	Healthcare	—								—	—
	Information Technology	—	6,020,000		14,441		$(1,361,941)			4,672,500	(1,361,941)
	Manufacturing	675,017	—		(95)		$(22,715)			652,207	(22,715)
	Retail	—	1,080,315		4,209	8,274	$(45,937)			1,046,861	(45,937)
	Transportation	—	1,740,205		(318)	(18,575)	$11,266		(1,732,578)	—	—
	U.S. Equities
	Consumer Services	6,147,611	—	—	—	—	$(3,377,809)		—	2,769,803	(3,377,809)
	Healthcare	2,120,000	—	—			$380,000		(2,500,000)	—	—
	Materials	10,470,892	—	—	—	—	$(5,753,238)		—	4,717,655	(5,753,238)
	Telecommunications Services	92,860,126	—	—	—	—	$(416,908)		—	92,443,218	(416,908)
	Non-U.S. Equity	—	—	—	—	—	$(257,500)	2,500,000	—	2,242,500	(257,500)
	Non-U.S. Investment Companies	2,937,405	—	—	—	—	$99,227		—	3,036,632	99,227
Warrents	Healthcare	149,761	—	—	—	—	$(75,832)	44,231	—	118,160	(75,832)

	Total	$158,660,572	$11,206,770	$—	$48,235	$(307,351)	$(10,862,991)	$3,595,374	$(4,232,578)	$158,108,031	$(11,522,390)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the period ended December 31, 2015, $2,430,902 of the Global Allocation Fund’s portfolio investments was transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 were due to management’s assessment of the observable and unobservable inputs used for valuing the assets.

For the period ended December 31, 2015, $11,206,770 of the Global Allocation Fund’s portfolio investments was transferred from Level 2 to Level 3. Transfers from Level 2 to Level 3 were due to a decrease in observable pricing inputs as compared to the previous period.

For the period ended December 31, 2015, there were no other transfers.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. At December 31, 2015, the Global Allocation Fund held securities sold short.

Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of December 31, 2015	Highland Funds II

in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. For the period ended December 31, 2015, the Premier Growth Equity Fund and Global Allocation Fund held futures contracts as detailed in each Fund’s Investment Portfolio. These Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed-income investments. For the period ended December 31, 2015, the Premier Growth Equity Fund held securities collateral for futures contracts in the amount of $ $269,000.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

Transactions in written options for the period ended December 31, 2015 were as follows:

Global Allocation Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2015	$82,148	$333,400,500	26,846,076
Call Options Written	2,000	8,000,000	1,394,391
Call Options Expired	(750)	(7,500,000)	(948,499)
Put Options Expired	(8,072)	(50,954,100)	(3,723,386)
Call Options Closed	(2,870)	(18,005,000)	(2,813,202)
Put Options Closed	(18,550)	(83,200,000)	(7,367,747)

Outstanding, December 31, 2015	53,906	$181,741,400	$13,387,633

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of December 31, 2015	Highland Funds II

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at December 31, 2015, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$73,369,307	$608,345,130	$(534,975,823)	$2,160,941,444
Dividend Equity Fund	797,973	805,568	(7,595)	12,445,998
Premier Growth Equity Fund	79,059,779	2,441,485	76,618,294	209,666,961
Small-Cap Equity Fund	5,764,160	3,424,594	2,339,566	39,603,959
Total Return Fund	2,329,475	5,662,241	(3,332,766)	98,629,786
Tax-Exempt Fund	1,275,700	36,111	1,239,589	19,213,464
Fixed Income Fund	845,406	4,561,294	(3,715,888)	144,880,736

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

The Global Allocation Fund held at least five percent of the outstanding voting securities of the following companies during the period ended December 31, 2015:

	Shares		Market Value
Issuer	September 30, 2015	December 31, 2015	September 30, 2015	December 31, 2015	Affiliated Income	Purchases	Sales
Terrestar Corporation (U.S. Senior Loans & U.S. Equity)	37,761,974	38,813,118	$130,165,729	$130,795,759	$4,365,230	$—	$—
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	10,000	2,937,405	3,036,631	—	—	—
Highland Energy MLP Fund (U.S. Master Limited Partnerships)	3,385,921		25,970,018	16,310,280		2,554,665	2,000,000
Highland HFR Equity Hedge ETF (U.S. Exchange-Traded Funds)	495,000	495,000	9,157,500	9,392,625	—	—	—
Highland HFR Event-Driven ETF (U.S. Exchange-Traded Funds)	495,000	495,000	8,573,648	8,783,775	37,324	—	—
Highland HFR Global ETF (U.S. Exchange-Traded Funds)	495,000	495,000	9,370,300	9,325,800	34,458	—	—
Highland/iBoxx Senior Loan ETF (U.S. Exchange-Traded Funds)	343,198	343,198	6,345,731	6,194,724	69,138	—	—
ProShares UltraShort Nasdaq Biotechnology ETF (U.S. Exchange-Traded Funds)	260,340	170,340	10,036,107	4,890,461	—	—	3,449,306

	43,246,433	40,821,656	$202,556,438	$188,730,055	$4,506,150	$2,554,665	$5,449,306

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Energy MLP Fund

Shares		Value ($)
Common Stocks - 20.8%
ENERGY - 20.8%
86,077	EnLink Midstream LLC	1,298,902
100,758	Kinder Morgan, Inc.	1,503,309
39,528	SemGroup Corp., Class A	1,140,778
73,211	Targa Resources Corp.	1,981,090

		5,924,079

	Total Common Stocks (Cost $16,346,088)	5,924,079

Master Limited Partnerships - 100.1%
ENERGY - 100.1%
39,662	Crestwood Equity Partners LP	824,176
70,992	Dynagas LNG Partners LP	688,622
56,673	Energy Transfer Partners LP	1,911,580
221,332	Energy Transfer Equity LP	3,041,102
91,952	EnLink Midstream Partners LP	1,524,564
111,613	Enterprise Products Partners LP (a)	2,855,061
72,240	MPLX LP	2,841,199
46,340	NGL Energy Partners LP	511,594
153,421	Plains All American Pipeline LP (a)	3,544,025
164,637	Plains GP Holdings LP, Class A	1,555,820
71,937	Shell Midstream Partners LP	2,986,824

Shares		Value ($)
Master Limited Partnerships (continued)
ENERGY (continued)
31,828	Targa Resources Partners LP	526,117
50,367	Tesoro Logistics LP	2,534,467
66,582	Western Gas Equity Partners LP	2,416,261
27,389	Williams Partners LP	762,784

		28,524,196

	Total Master Limited Partnerships (Cost $46,981,772)	28,524,196

Warrants (b) - 0.3%
ENERGY - 0.3%
1,578,481	Kinder Morgan, Inc., expires 05/25/2017	94,867

	Total Warrants (Cost $3,645,569)	94,867

Cash Equivalents - 4.1%
1,169,264	State Street Institutional Liquid Reserves Fund	1,169,264

	Total Cash Equivalents (Cost $1,169,264)	1,169,264

Total Investments - 125.3% (Cost $68,142,693)		35,712,406

Other Assets & Liabilities, Net - (25.3)%		(7,218,984)

Net Assets - 100.0%		28,493,422

(a)	All or part of this security is pledged as collateral for written options contracts. The market value of the securities pledged as collateral was $2,434,000.
(b)	Non-income producing security.

Written options contracts outstanding as of December 31, 2015 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Williams Cos., Inc. (The)	$65.00	January 2016	210	$1,365,000	$45,063	$(210)
Total Written Options Contracts					$45,063	$(210)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Energy MLP Fund

Investment Objective

Highland Energy MLP Fund’s (“the Fund”) investment strategy is to focus on master limited partnership (“MLP”) investments. Under normal market conditions, the Fund seeks to achieve its objective of providing investors with current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of MLP investments. MLPs typically are characterized as “publicly traded partnerships” that qualify to be treated as partnerships for U.S. federal income tax purposes and are principally engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products (collectively, the energy industry). The Fund’s MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, warrants, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

Valuation of Investments

In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations on the NYSE, NASDAQ or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of the Fund’s portfolio securities as of the Fund’s period end that became available prior to the completion of this quarterly report that was not available at the time the Fund’s NAV as of its period end was published.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of December 31, 2015	Highland Energy MLP Fund

executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2015, the Fund’s investments consisted of common stocks, master limited partnerships and warrants. The fair value of the Fund’s common stocks, master limited partnerships and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not traded, the mid-price is utilized to value the option.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the beginning of the period.

A summary of the inputs used to value the Fund’s assets as of December 31, 2015 is as follows:

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Common Stocks(1)	$5,924,079	$5,924,079	$—	$—
Master Limited Partnerships(1)	28,524,196	28,524,196	—	—
Warrants(1)	94,867	94,867	—	—
Cash Equivalents	1,169,264	1,169,264	—	—

Total	$35,712,406	$35,712,406	$—	$—

Liabilities
Other Financial Instruments
Written Call Options Contracts	(210)	(210)	—	—

Total Liabilities	(210)	(210)	—	—

Total	$35,712,196	$35,712,196	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

There were no transfers between Levels 1, 2, or 3 during the period ended December 31, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each class share.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of December 31, 2015	Highland Energy MLP Fund

Derivative Transactions

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

Transactions in written options for the quarter ended December 31, 2015 were as follows:

Highland Energy MLP Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2015	210	$1,365,000	$45,063
Outstanding, December 31, 2015	210	1,365,000	45,063

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at December 31, 2015, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) Before Tax	Net Appreciation/ (Depreciation) After tax	Cost
$141,928	$32,572,215	$(32,430,287)	$(32,738,449)	$67,281,591

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer
(principal executive officer)

Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer
(principal executive officer)

Date:	February 29, 2016

By:	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Financial Officer and Principal Accounting Officer
(principal financial officer)

Date:	February 29, 2016